UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

March 31, 2011
unaudited

Bonds & notes — 95.59%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 30.21%
FINANCIALS — 10.08%
Banks — 3.48%
HBOS PLC 6.75% 20181	$105,638	$103,534
HBOS PLC 4.375% 20192	€2,870	3,714
HBOS PLC 6.00% 20331	$19,520	14,728
Wells Fargo & Co. 3.676% 2016	69,255	69,746
Wells Fargo & Co. 4.60% 2021	49,205	48,756
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,887
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	6,689
Royal Bank of Scotland PLC 3.95% 2015	17,000	17,030
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,806
Royal Bank of Scotland Group PLC 5.05% 2015	8,240	8,249
Royal Bank of Scotland Group PLC 4.375% 2016	27,310	27,514
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	3,030
Royal Bank of Scotland PLC 6.934% 2018	€5,750	8,006
Royal Bank of Scotland PLC 6.125% 2021	$9,500	9,785
Abbey National Treasury Services PLC 3.875% 20141	4,200	4,198
Sovereign Bancorp, Inc. 8.75% 2018	57,485	65,239
Santander Issuances, SA Unipersonal 6.50% 20191,2	42,500	43,095
Société Générale 2.20% 20131	7,500	7,498
Société Générale 3.10% 20151	17,000	16,753
Société Générale 3.50% 20161	20,000	19,760
Société Générale 5.75% 20161	57,850	60,268
HSBC Bank PLC 2.00% 20141	21,000	20,946
HSBC Bank PLC 3.50% 20151	9,000	9,126
HSBC Finance Corp. 0.741% 20162	11,250	10,802
HSBC Bank USA, NA 4.875% 2020	31,195	30,595
HSBC Holdings PLC 5.10% 2021	15,550	15,660
Paribas, New York Branch 6.95% 2013	3,470	3,808
BNP Paribas 5.125% 20151	9,147	9,661
BNP Paribas 3.60% 2016	14,000	14,039
BNP Paribas 5.00% 2021	28,250	28,569
CIT Group Inc., Series A, 7.00% 2013	8,762	8,948
CIT Group Inc., Series A, 7.00% 2014	19,353	19,764
CIT Group Inc., Series A, 7.00% 2015	15,739	15,916
CIT Group Inc., Series A, 7.00% 2016	8,350	8,381
Standard Chartered PLC 3.85% 20151	21,327	21,846
Standard Chartered Bank 6.40% 20171	17,196	18,660
UniCredito Italiano SpA 6.00% 20171	33,505	32,314
HVB Funding Trust I 8.741% 20311	8,264	8,140
Intesa Sanpaolo SpA 3.625% 20151	6,935	6,709
Intesa Sanpaolo SpA 6.50% 20211	27,405	28,812
Barclays Bank PLC 5.125% 2020	11,500	11,720
Barclays Bank PLC 5.14% 2020	22,000	20,857
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20151	17,000	16,370
Union Bank of California, NA 5.95% 2016	12,455	13,212
BBVA Bancomer SA 4.50% 20161	17,605	17,730
BBVA Bancomer SA 7.25% 20201	3,785	3,831
BBVA Bancomer SA 6.50% 20211	6,650	6,605
Korea Development Bank 5.30% 2013	13,635	14,420
Korea Development Bank 8.00% 2014	11,365	12,932
Nordea Bank 2.125% 20141	15,000	14,975
Nordea Bank, Series 2, 3.70% 20141	8,000	8,291
Silicon Valley Bank 5.70% 2012	18,000	18,647
PNC Funding Corp. 5.40% 2014	10,000	10,952
PNC Bank NA 6.875% 2018	5,200	5,905
SunTrust Banks, Inc. 6.00% 2017	15,265	16,827
ANZ National (International) Ltd. 3.125% 20151	16,500	16,380
Westpac Banking Corp. 3.00% 2015	16,000	15,919
Banco de Crédito del Perú 5.375% 20201	15,000	14,250
Development Bank of Kazakhstan 5.50% 20151	12,635	13,235
VEB Finance Ltd. 6.902% 20201	9,100	9,816
VEB Finance Ltd. 6.80% 20251	1,500	1,529
Banco del Estado de Chile 4.125% 20201	10,000	9,317
Regions Financial Corp. 6.375% 2012	6,792	7,005
HSBK (Europe) BV 7.25% 20211	6,710	6,745
Allied Irish Banks, PLC 12.50% 2019	€10,559	3,591
Bergen Bank 0.625% (undated)2	$5,000	3,040
Bank of Ireland 10.00% 2020	€1,215	930
Development Bank of Singapore Ltd. 7.125% 20111	$400	403
Norinchukin Finance (Cayman) Ltd. 5.625% 20162	£205	333
Banco Santander-Chile 5.375% 20141	$300	311
		1,184,059

Diversified financials — 2.58%
JPMorgan Chase & Co. 1.103% 20142	15,000	15,095
JPMorgan Chase & Co. 2.05% 2014	50,730	50,652
JPMorgan Chase & Co. 3.40% 2015	20,000	20,142
JPMorgan Chase & Co. 2.60% 2016	25,090	24,250
JPMorgan Chase & Co. 3.45% 2016	56,365	56,227
JPMorgan Chase & Co. 4.25% 2020	8,500	8,139
Citigroup Inc. 1.164% 20132	25,500	25,590
Citigroup Inc. 4.587% 2015	74,215	76,823
Citigroup Inc. 4.75% 2015	40,000	41,967
Citigroup Inc. 6.125% 2017	21,000	22,914
Citigroup Inc. 5.375% 2020	1,500	1,547
Morgan Stanley, Series F, 2.875% 2014	20,750	20,820
Morgan Stanley, Series F, 5.625% 2019	46,400	47,469
Morgan Stanley, Series F, 5.75% 2021	49,200	49,750
Countrywide Financial Corp., Series B, 5.80% 2012	18,000	18,939
Bank of America Corp., Series L, 3.625% 2016	17,500	17,273
Bank of America Corp. 5.75% 2017	1,000	1,055
Bank of America Corp. 5.65% 2018	26,250	27,473
Bank of America Corp. 5.625% 2020	2,500	2,571
Bank of America Corp. 5.875% 2021	44,010	46,040
Goldman Sachs Group, Inc. 3.625% 2016	21,000	20,824
Goldman Sachs Group, Inc. 6.15% 2018	1,000	1,086
Goldman Sachs Group, Inc. 7.50% 2019	18,250	21,231
Goldman Sachs Group, Inc. 5.375% 2020	40,200	40,889
Goldman Sachs Group, Inc. 6.25% 2041	15,870	15,857
UBS AG 1.304% 20142	5,000	5,050
UBS AG 2.25% 2014	22,400	22,457
UBS AG 3.875% 2015	3,000	3,077
UBS AG 5.875% 2017	2,000	2,187
UBS AG 5.75% 2018	18,220	19,657
UBS AG 4.875% 2020	11,195	11,309
UBS AG 7.75% 2026	3,000	3,376
Lazard Group LLC 7.125% 2015	21,175	23,284
SLM Corp., Series A, 0.533% 20112	8,700	8,607
SLM Corp., Series A, 5.40% 2011	5,000	5,102
SLM Corp. 6.25% 2016	3,000	3,131
SLM Corp., Series A, 5.00% 2018	3,000	2,823
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	15,906
Credit Suisse Group AG 2.20% 2014	15,000	15,067
Export-Import Bank of Korea 5.875% 2015	12,400	13,602
Northern Trust Corp. 4.625% 2014	8,475	9,159
Northern Trust Corp. 5.85% 20171	3,750	4,157
Capital One Financial Corp. 5.50% 2015	1,500	1,636
Capital One Financial Corp. 6.15% 2016	10,000	10,963
NASDAQ OMX Group, Inc. 5.25% 2018	8,100	8,109
ING Bank NV 5.50% 2012	€3,750	5,415
Lehman Brothers Holdings Inc., Series G, 4.80% 20143	$10,000	2,613
Lehman Brothers Holdings Inc., Series I, 6.875% 20183	10,000	2,675
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,638
ACE Cash Express, Inc. 11.00% 20191	1,375	1,406
International Lease Finance Corp. 5.00% 2012	390	398
American Express Co. 6.15% 2017	150	168
		880,595

Real estate — 2.31%
PLD International Finance LLC 4.375% 2011	€7,700	10,940
ProLogis 7.625% 2014	$26,250	30,057
ProLogis 5.75% 2016	10,000	10,753
ProLogis 6.25% 2017	6,000	6,509
ProLogis 6.625% 2018	39,170	42,488
ProLogis 7.375% 2019	21,097	23,932
ProLogis 6.875% 2020	25,675	28,142
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,588
Kimco Realty Corp. 6.00% 2012	12,250	13,069
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,713
Kimco Realty Corp., Series C, 4.82% 2014	29,280	31,047
Kimco Realty Corp., Series C, 4.904% 2015	10,765	11,497
Kimco Realty Corp., Series C, 5.783% 2016	11,000	12,107
Kimco Realty Corp. 5.70% 2017	28,450	30,929
Kimco Realty Corp. 4.30% 2018	24,420	24,389
Kimco Realty Corp. 6.875% 2019	4,000	4,675
Westfield Group 5.40% 20121	18,400	19,475
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20141	16,250	17,385
Westfield Group 7.50% 20141	12,500	14,318
Westfield Group 5.75% 20151	32,000	35,141
Westfield Group 5.70% 20161	14,195	15,493
Westfield Group 7.125% 20181	13,135	15,253
Westfield Group 6.75% 20191	7,000	8,045
Hospitality Properties Trust 6.75% 2013	14,745	15,701
Hospitality Properties Trust 7.875% 2014	950	1,062
Hospitality Properties Trust 5.125% 2015	6,665	6,923
Hospitality Properties Trust 6.30% 2016	26,868	29,421
Hospitality Properties Trust 5.625% 2017	1,195	1,241
Hospitality Properties Trust 6.70% 2018	39,140	42,076
Simon Property Group, LP 6.75% 2014	11,265	12,597
Simon Property Group, LP 4.20% 2015	4,160	4,380
Simon Property Group, LP 6.10% 2016	5,765	6,522
Simon Property Group, LP 5.875% 2017	15,000	16,663
Simon Property Group, LP 6.125% 2018	24,075	27,021
Simon Property Group, LP 10.35% 2019	8,995	12,417
Realogy Corp., Letter of Credit, 3.261% 20162,4,5	1,063	1,002
Realogy Corp., Term Loan B, 4.562% 20162,4,5	24,827	23,393
Realogy Corp., Second Lien Term Loan A, 13.50% 20174,5	16,300	17,653
Realogy Corp. 7.875% 20191	11,125	11,097
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,806
Developers Diversified Realty Corp. 5.50% 2015	11,643	12,152
Developers Diversified Realty Corp. 9.625% 2016	11,620	14,170
Developers Diversified Realty Corp. 7.50% 2017	7,655	8,645
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,991
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,165
Brandywine Operating Partnership, LP 4.95% 2018	5,325	5,272
ERP Operating LP 6.584% 2015	10,540	12,011
ERP Operating LP 7.125% 2017	5,000	5,806
UDR, Inc., Series A, 5.25% 2015	13,030	13,686
Rouse Co. 7.20% 2012	1,025	1,076
Rouse Co. 5.375% 2013	7,250	7,304
Rouse Co. 6.75% 20131	3,750	3,895
Boston Properties, Inc. 5.875% 2019	10,000	10,877
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,211
Host Marriott, LP, Series O, 6.375% 2015	2,000	2,052
Host Hotels & Resorts LP 9.00% 2017	1,800	2,038
		785,271

Insurance — 1.66%
Liberty Mutual Group Inc. 5.75% 20141	10,435	10,962
Liberty Mutual Group Inc. 6.70% 20161	6,250	6,818
Liberty Mutual Group Inc. 6.50% 20351	43,810	41,305
Liberty Mutual Group Inc. 7.50% 20361	27,970	30,016
PRICOA Global Funding I 5.30% 20131	2,500	2,710
Prudential Holdings, LLC, Series C, 8.695% 20231,4	56,185	68,913
ACE INA Holdings Inc. 5.875% 2014	17,445	19,379
ACE INA Holdings Inc. 2.60% 2015	26,265	25,553
ACE INA Holdings Inc. 5.70% 2017	3,500	3,842
ACE INA Holdings Inc. 5.80% 2018	1,000	1,101
ACE Capital Trust II 9.70% 2030	12,423	15,746
CNA Financial Corp. 5.85% 2014	6,500	7,014
CNA Financial Corp. 6.50% 2016	10,000	10,926
CNA Financial Corp. 7.35% 2019	4,270	4,830
CNA Financial Corp. 5.875% 2020	3,250	3,362
CNA Financial Corp. 5.75% 2021	5,000	5,129
CNA Financial Corp. 7.25% 2023	17,145	18,763
Monumental Global Funding 5.50% 20131	16,370	17,368
Monumental Global Funding III 5.25% 20141	21,500	22,715
AEGON NV 6.125% 2031	£1,730	2,655
MetLife Global Funding I 5.125% 20131	$18,310	19,549
MetLife Global Funding I 2.50% 20151	19,500	19,010
AXA SA 8.60% 2030	2,315	2,745
AXA SA 6.463% (undated)1,2	40,000	35,300
New York Life Global Funding 5.25% 20121	15,300	16,304
New York Life Global Funding 4.65% 20131	9,370	9,983
Principal Life Insurance Co. 5.30% 2013	18,150	19,538
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	16,191
UnumProvident Finance Co. PLC 6.85% 20151	2,839	3,163
Unum Group 7.125% 2016	6,500	7,336
Unum Group 5.625% 2020	825	840
RSA Insurance Group PLC 9.375% 20392	£3,765	7,161
RSA Insurance Group PLC 8.50% (undated)2	2,429	4,150
Jackson National Life Global 5.375% 20131	$10,000	10,775
Lincoln National Corp. 5.65% 2012	10,000	10,581
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	10,295
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20111	10,000	10,009
Standard Life PLC 6.375% 20222	€6,510	9,428
Assicurazioni Generali SpA. 6.90% 20222	6,420	9,412
Nationwide Financial Services, Inc. 6.75% 20672	$10,000	9,302
Munich Re Finance BV 6.75% 20232	€3,550	5,371
Berkshire Hathaway Inc. 3.20% 2015	$5,000	5,151
TIAA Global Markets 4.95% 20131	3,000	3,231
Chubb Corp. 6.375% 20672	1,000	1,057
Loews Corp. 6.00% 2035	225	227
		565,216

Automobiles & components — 0.05%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,448
Ford Motor Credit Co. 7.25% 2011	2,000	2,058
		18,506

CONSUMER DISCRETIONARY — 3.52%
Media — 2.00%
Tele-Communications, Inc. 9.80% 2012	17,500	18,821
Comcast Corp. 5.90% 2016	1,400	1,559
Comcast Corp. 6.30% 2017	13,410	15,164
Comcast Corp. 5.875% 2018	37,820	41,752
Comcast Corp. 6.45% 2037	8,500	8,735
Comcast Corp. 6.95% 2037	15,520	16,950
Comcast Corp. 6.55% 2039	1,000	1,040
Comcast Corp. 6.40% 2040	20,100	20,655
Time Warner Cable Inc. 6.20% 2013	12,700	13,971
Time Warner Cable Inc. 7.50% 2014	15,675	17,979
Time Warner Cable Inc. 8.25% 2014	3,250	3,781
Time Warner Cable Inc. 6.75% 2018	25,400	28,897
Time Warner Cable Inc. 8.25% 2019	7,215	8,803
Time Warner Cable Inc. 4.125% 2021	15,000	14,044
Time Warner Cable Inc. 6.75% 2039	6,800	7,133
Time Warner Inc. 5.875% 2016	30,670	34,258
Time Warner Companies, Inc. 7.25% 2017	1,600	1,885
Time Warner Inc. 4.75% 2021	14,840	14,771
Time Warner Companies, Inc. 7.57% 2024	12,340	14,756
AOL Time Warner Inc. 7.625% 2031	1,080	1,249
Time Warner Inc. 6.50% 2036	3,660	3,774
Time Warner Inc. 6.20% 2040	9,450	9,395
Time Warner Inc. 6.25% 2041	12,500	12,461
NBC Universal, Inc. 2.10% 20141	16,000	15,937
NBC Universal, Inc. 3.65% 20151	2,625	2,697
NBC Universal, Inc. 2.875% 20161	17,000	16,627
NBC Universal, Inc. 5.15% 20201	16,000	16,520
NBC Universal, Inc. 4.375% 20211	19,640	18,841
NBC Universal, Inc. 6.40% 20401	6,600	6,799
NBC Universal, Inc. 5.95% 20411	7,100	6,827
News America Holdings Inc. 8.00% 2016	1,000	1,210
News America Inc. 6.90% 2019	12,750	14,882
News America Inc. 4.50% 20211	3,000	2,939
News America Inc. 6.15% 2037	300	298
News America Inc. 6.65% 2037	38,900	40,928
News America Inc. 6.15% 20411	12,000	11,940
Thomson Reuters Corp. 6.50% 2018	47,225	54,745
Cox Communications, Inc. 7.125% 2012	7,000	7,602
Cox Communications, Inc. 5.45% 2014	17,045	18,828
Cox Communications, Inc. 9.375% 20191	7,225	9,400
Univision Communications Inc. 12.00% 20141	3,500	3,798
Univision Communications Inc., Term Loan, 4.496% 20172,4,5	20,985	20,517
Univision Communications Inc. 8.50% 20211	495	515
Virgin Media Finance PLC 8.375% 20191	8,050	9,097
Virgin Media Secured Finance PLC 5.25% 20211	2,650	2,664
Virgin Media Secured Finance PLC 5.50% 2021	£3,000	4,782
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	$9,000	9,675
Charter Communications, Inc. 13.50% 2016	7,334	8,819
Grupo Televisa, SAB 6.625% 2040	7,700	8,197
Warner Music Group 9.50% 2016	7,175	7,623
Radio One, Inc., Term Loan B, 7.50% 20162,4,5	6,200	6,289
Radio One, Inc. 15.00% 20161,2,6	1,165	1,215
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	6,500	7,158
Nara Cable Funding Ltd. 8.875% 2018	€4,500	6,569
Regal Entertainment Group 9.125% 2018	$4,000	4,300
Regal Cinemas Corp. 8.625% 2019	2,000	2,158
AMC Entertainment Inc. 8.75% 2019	5,775	6,295
Ziggo Bond Co. BV 8.00% 2018	€4,000	5,903
Walt Disney Co. 5.625% 2016	$2,000	2,282
Cinemark USA, Inc. 8.625% 2019	2,000	2,195
UPC Germany GmbH 9.625% 2019	€1,250	1,949
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20171	$1,375	1,440
		682,293

Retailing — 0.64%
Staples, Inc. 7.75% 2011	14,150	14,150
Staples, Inc. 9.75% 2014	29,627	35,591
Nordstrom, Inc. 6.75% 2014	18,975	21,698
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,4,5	1,913	1,900
Michaels Stores, Inc. 0%/13.00% 20167	7,235	7,416
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,4,5	648	652
Michaels Stores, Inc. 11.375% 2016	3,000	3,285
Michaels Stores, Inc. 7.75% 20181	8,000	8,200
Home Depot, Inc. 5.40% 2016	3,000	3,321
Home Depot, Inc. 4.40% 2021	12,500	12,505
Home Depot, Inc. 5.875% 2036	3,000	2,992
Macy’s Retail Holdings, Inc. 8.375% 20152	15,770	18,411
Neiman Marcus Group, Inc. 9.00% 20152,6	14,867	15,611
Toys "R" Us-Delaware, Inc., Term Loan B, 6.00% 20162,4,5	4,328	4,361
Toys "R" Us Property Co. II, LLC 8.50% 2017	6,275	6,777
Toys "R" Us Property Co. I, LLC 10.75% 2017	650	741
J.C. Penney Co., Inc. 5.75% 2018	4,523	4,580
J.C. Penney Co., Inc. 5.65% 2020	6,000	5,812
Marks and Spencer Group PLC 6.25% 20171	6,135	6,457
Marks and Spencer Group PLC 7.125% 20371	3,731	3,573
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	6,550	6,902
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,147
Dollar General Corp., Term Loan B2, 3.004% 20142,4,5	854	854
Dollar General Corp. 10.625% 2015	3,042	3,278
Dollar General Corp. 11.875% 20172,6	3,244	3,755
Kohl’s Corp. 6.25% 2017	2,000	2,295
Kohl’s Corp. 6.00% 2033	1,878	1,946
Kohl’s Corp. 6.875% 2037	2,787	3,193
Limited Brands, Inc. 7.00% 2020	1,000	1,064
Limited Brands, Inc. 6.625% 2021	5,000	5,138
Lowe’s Companies, Inc. 3.75% 2021	4,000	3,871
Lowe’s Companies, Inc. 5.80% 2040	1,790	1,855
Burlington Coat Factory Warehouse Corp. 11.125% 2014	4,000	4,130
PETCO Animal Supplies, Inc. 9.25% 20181	2,050	2,204
		219,665

Consumer services — 0.43%
MGM Resorts International 6.75% 2012	9,235	9,466
MGM Resorts International 6.75% 2013	16,825	17,035
MGM Resorts International 13.00% 2013	3,825	4,614
MGM Resorts International 5.875% 2014	11,250	10,800
MGM Resorts International 10.375% 2014	925	1,064
MGM Resorts International 6.625% 2015	2,600	2,476
Revel Entertainment, Term Loan B, 9.00% 20182,4,5	17,500	17,054
Seminole Tribe of Florida 5.798% 20131,4	6,390	6,411
Seminole Tribe of Florida 7.804% 20201,4	8,325	8,239
Boyd Gaming Corp. 6.75% 2014	6,450	6,498
Boyd Gaming Corp. 7.125% 2016	6,575	6,296
Boyd Gaming Corp. 9.125% 20181	1,500	1,556
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,315
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	5,722
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	5,130
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	7,525	7,459
NCL Corp. Ltd. 11.75% 2016	2,550	2,958
NCL Corp. Ltd. 9.50% 20181	2,525	2,670
Royal Caribbean Cruises Ltd. 11.875% 2015	3,900	4,807
CityCenter Holdings, LLC 7.625% 20161	3,270	3,393
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	3,000	3,195
Seneca Gaming Corp. 8.25% 20181	2,775	2,872
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,850	1,903
		145,933

Automobiles & components — 0.33%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	7,505	7,669
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	20,980
Daimler Finance NA LLC 3.00% 20161	4,000	3,975
DaimlerChrysler North America Holding Corp. 8.50% 2031	10,750	14,488
Allison Transmission Holdings, Inc. 11.00% 20151	16,670	18,170
Allison Transmission Holdings, Inc. 11.25% 20151,2,6	12,402	13,534
Volkswagen International Finance NV 0.917% 20141,2	13,000	13,016
Volkswagen International Finance NV 2.875% 20161	3,000	2,960
Volkswagen International Finance NV 4.00% 20201	13,650	13,410
Tower Automotive Holdings 10.625% 20171	2,764	3,096
Peugeot SA 4.375% 20161	2,000	1,993
		113,291

Consumer durables & apparel — 0.12%
Fortune Brands, Inc. 6.375% 2014	20,000	21,950
Hanesbrands Inc., Series B, 3.831% 20142	11,105	11,105
Hanesbrands Inc. 8.00% 2016	3,100	3,375
Jarden Corp. 8.00% 2016	3,020	3,318
		39,748

ENERGY — 3.06%
Kinder Morgan Energy Partners LP 5.00% 2013	6,571	7,109
Kinder Morgan Energy Partners LP 5.125% 2014	27,552	29,941
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,571
Kinder Morgan Energy Partners LP 3.50% 2016	1,700	1,715
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	24,931
Kinder Morgan Energy Partners LP 9.00% 2019	4,395	5,586
Kinder Morgan Energy Partners LP 5.30% 2020	5,000	5,198
Kinder Morgan Energy Partners LP 6.85% 2020	47,435	54,438
Kinder Morgan Energy Partners LP 6.55% 2040	8,250	8,541
Kinder Morgan Energy Partners LP 6.375% 2041	4,250	4,301
Enbridge Energy Partners, LP, Series B, 6.50% 2018	28,120	31,876
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,004
Enbridge Energy Partners, LP 5.20% 2020	12,940	13,476
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,950	34,533
Enbridge Energy Partners, LP 8.05% 20772	3,880	4,124
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,799
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,132
Transcontinental Gas Pipe Line Corp. 6.40% 2016	5,000	5,749
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,524
Williams Partners L.P. 4.125% 2020	10,000	9,537
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	19,230	20,096
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	10,500	10,941
Rockies Express Pipeline LLC 6.25% 20131	8,500	9,084
Rockies Express Pipeline LLC 6.85% 20181	56,700	61,875
Gazprom OJSC 5.092% 20151	25,725	26,978
Gazprom OJSC, Series 13, 6.605% 2018	€3,200	4,909
Gazprom OJSC 9.25% 2019	$9,400	11,738
Gazprom OJSC 6.51% 20221	14,500	15,479
Gazprom OJSC, Series 9, 6.51% 2022	3,500	3,736
Gazprom OJSC, Series 2, 8.625% 20341	2,050	2,550
Gazprom OJSC 7.288% 20371	4,500	4,882
Anadarko Petroleum Corp. 5.95% 2016	15,500	16,874
Anadarko Petroleum Corp. 6.375% 2017	22,250	24,523
Anadarko Petroleum Corp. 8.70% 2019	14,860	18,229
Anadarko Petroleum Corp. 6.20% 2040	8,250	7,996
Husky Energy Inc. 5.90% 2014	3,250	3,602
Husky Energy Inc. 6.20% 2017	16,415	18,542
Husky Energy Inc. 7.25% 2019	21,080	24,996
Husky Energy Inc. 6.80% 2037	4,750	5,248
StatoilHydro ASA 2.90% 2014	15,360	15,863
StatoilHydro ASA 3.875% 2014	3,000	3,188
Statoil ASA 3.125% 2017	26,500	26,241
StatoilHydro ASA 5.25% 2019	2,600	2,844
Shell International Finance BV 1.30% 2011	15,125	15,199
Shell International Finance BV 1.875% 2013	16,500	16,804
Shell International Finance BV 3.10% 2015	10,000	10,257
Shell International Finance BV 4.30% 2019	5,625	5,803
Enbridge Inc. 5.80% 2014	9,200	10,205
Enbridge Inc. 4.90% 2015	3,250	3,513
Enbridge Inc. 5.60% 2017	22,980	25,428
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,391
Ras Laffan Liquefied Natural Gas III 5.50% 20141	330	356
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144	600	651
Ras Laffan Liquefied Natural Gas III 5.832% 20164	1,681	1,806
Ras Laffan Liquefied Natural Gas III 6.75% 20191	2,500	2,822
Ras Laffan Liquefied Natural Gas II 5.298% 20201,4	19,789	20,630
Ras Laffan Liquefied Natural Gas III 6.332% 20274	2,000	2,074
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20174	11,700	14,480
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,348
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	11,845
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,753
TransCanada PipeLines Ltd. 7.125% 2019	7,290	8,832
TransCanada PipeLines Ltd. 6.10% 2040	1,500	1,580
TransCanada PipeLines Ltd. 6.35% 20672	7,955	7,997
Petrobras International 5.75% 2020	4,600	4,769
Petrobras International 5.375% 2021	7,500	7,560
Petrobras International 6.875% 2040	14,010	14,741
Devon Energy Corp. 5.625% 2014	2,500	2,766
Devon Energy Corp. 6.30% 2019	11,990	14,074
Devon Financing Corp. ULC 7.875% 2031	5,600	7,210
Total Capital SA 3.00% 2015	17,000	17,368
Total Capital SA 3.125% 2015	2,600	2,657
Total Capital SA 4.45% 2020	3,500	3,580
Reliance Holdings Ltd. 4.50% 20201	8,750	8,259
Reliance Holdings Ltd. 6.25% 20401	14,250	13,525
Petroplus Finance Ltd. 6.75% 20141	6,500	6,403
Petroplus Finance Ltd. 7.00% 20171	11,675	11,150
Petroplus Finance Ltd. 9.375% 20191	3,650	3,714
Enterprise Products Operating LLC 5.65% 2013	17,850	19,250
Enterprise Products Operating LLC 7.00% 20672	1,770	1,763
Chevron Corp. 4.95% 2019	11,750	12,986
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,4	10,155	10,752
PTT Exploration & Production Ltd 5.692% 20211	10,000	10,030
BG Energy Capital PLC 2.50% 20151	7,200	7,073
Cenovus Energy Inc. 4.50% 2014	6,000	6,448
Laredo Petroleum, Inc. 9.50% 20191	3,750	3,914
Apache Corp. 6.00% 2013	2,420	2,679
Qatar Petroleum 5.579% 20111,4	2,613	2,627
General Maritime Corp. 12.00% 2017	2,650	2,564
Energy Transfer Partners, LP 7.50% 2020	2,200	2,404
PETRONAS Capital Ltd. 7.00% 20121	2,250	2,393
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,629
Williams Companies, Inc. 7.875% 2021	1,111	1,385
Teekay Corp. 8.50% 2020	725	789
		1,042,735

UTILITIES — 2.78%
Energy East Corp. 6.75% 2012	7,155	7,551
Iberdrola Finance Ireland 3.80% 20141	32,460	32,976
Scottish Power PLC 5.375% 2015	31,415	33,028
Iberdrola Finance Ireland 5.00% 20191	11,500	11,207
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	23,744
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	56,640
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	16,025
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,144
MidAmerican Energy Co. 4.65% 2014	5,000	5,394
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	242
MidAmerican Energy Co. 5.95% 2017	3,000	3,410
MidAmerican Energy Co. 5.30% 2018	5,000	5,493
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	42,104
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,748	10,644
Consumers Energy Co. 5.65% 2018	6,925	7,688
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	35,427	40,302
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,278	5,039
E.ON International Finance BV 5.80% 20181	54,750	60,982
Ohio Edison Co. 6.40% 2016	12,260	13,705
Pennsylvania Electric Co. 6.05% 2017	5,165	5,574
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	31,144
Toledo Edison Co. 7.25% 2020	8,025	9,503
Niagara Mohawk Power 3.553% 20141	15,690	16,140
National Grid PLC 6.30% 2016	37,605	42,761
National Grid Co. PLC 5.875% 2024	£170	292
Veolia Environnement 5.25% 2013	$18,235	19,552
Veolia Environnement 6.00% 2018	11,445	12,747
Veolia Environnement 6.125% 2033	€12,275	18,677
Enel Finance International SA 3.875% 20141	$32,990	34,126
ENEL SpA 5.625% 2027	€5,760	8,260
Israel Electric Corp. Ltd. 7.25% 20191	$24,800	26,386
Israel Electric Corp. 7.25% 2019	8,125	8,645
Israel Electric Corp. Ltd. 8.10% 20961	6,250	6,413
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,700	1,929
CenterPoint Energy Resources Corp. 4.50% 20211	36,755	36,100
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	7,097
Public Service Co. of Colorado 5.80% 2018	8,386	9,489
Public Service Co. of Colorado 5.125% 2019	4,950	5,385
Public Service Co. of Colorado 3.20% 2020	14,945	13,920
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,430
Progress Energy, Inc. 6.05% 2014	2,100	2,324
Progress Energy, Inc. 7.05% 2019	15,175	17,925
Ohio Power Co., Series H, 4.85% 2014	5,965	6,374
Ohio Power Co., Series K, 6.00% 2016	15,000	16,900
Ohio Power Co., Series G, 6.60% 2033	1,500	1,659
Teco Finance, Inc. 6.75% 2015	15,546	17,538
Teco Finance, Inc. 4.00% 2016	858	875
Teco Finance, Inc. 5.15% 2020	1,700	1,764
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,637
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,839
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,118
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	11,502
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20171	12,000	12,634
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,843
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20361	2,000	1,922
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.803% 20142,4,5	14,912	12,588
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,005	1,765
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	1,820	1,074
Edison Mission Energy 7.75% 2016	2,025	1,731
Midwest Generation, LLC, Series B, 8.56% 20164	11,848	12,115
PSEG Power LLC 7.75% 2011	10,000	10,017
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,409
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,461
AES Corp. 7.75% 2015	6,575	7,134
AES Corp. 8.00% 2020	3,350	3,635
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,609
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,579
Intergen Power 9.00% 20171	8,000	8,660
SP PowerAssets Ltd. 5.00% 20131	8,000	8,600
Ameren Corp. 8.875% 2014	7,000	8,058
PG&E Corp. 5.75% 2014	2,000	2,187
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,117
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20284	6,750	7,260
Kern River Funding Corp. 4.893% 20181,4	6,497	7,020
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	6,000	6,197
Colbun SA 6.00% 20201	5,400	5,554
Korea East-West Power Co., Ltd. 4.875% 20111	5,000	5,006
Eskom Holdings Ltd. 5.75% 20211	4,265	4,345
NRG Energy, Inc. 7.375% 2016	2,800	2,905
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,4	2,144	2,296
		948,064

INDUSTRIALS — 2.73%
Transportation — 1.40%
Continental Airlines, Inc. 8.75% 2011	300	310
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20124	14,435	14,480
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.66% 20152,4	1,044	997
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20164	14,426	14,669
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20174	146	147
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	794	798
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	146	145
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	14,569	15,225
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	31,904	33,599
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20194	353	358
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	12,002	12,707
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20204	8,044	7,963
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20214	274	290
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,4	834	800
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20214	2,073	2,071
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	10,899	11,307
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20224	3,929	3,949
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	12,661	13,666
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	10,457	11,392
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20224	1,031	1,047
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20134	10,000	10,231
Northwest Airlines, Inc., Term Loan B, 3.81% 20132,4,5	1,945	1,863
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20144	8,040	8,281
Northwest Airlines, Inc., Term Loan A, 2.06% 20182,4,5	58,947	52,610
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20244	4,019	4,109
Union Pacific Corp. 5.125% 2014	8,430	9,154
Union Pacific Corp. 5.75% 2017	20,750	23,311
Union Pacific Corp. 4.00% 2021	13,500	13,289
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20224	6,391	7,232
Union Pacific Corp. 6.15% 2037	10,930	11,831
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20124	1,750	1,754
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20124	1,915	1,915
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20124	9,015	9,015
AMR Corp. 9.00% 2012	1,300	1,313
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	34,650	35,603
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20194	481	462
Burlington Northern Santa Fe LLC 4.30% 2013	2,640	2,800
Burlington Northern Santa Fe LLC 7.00% 2014	5,125	5,836
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	13,937
Burlington Northern Santa Fe LLC 5.75% 2018	10,035	11,198
Burlington Northern Santa Fe, LLC 3.60% 2020	7,500	7,128
Burlington Northern Santa Fe LLC 6.15% 2037	2,500	2,664
Burlington Northern Santa Fe, LLC 5.05% 2041	1,000	924
Norfolk Southern Corp. 5.75% 2016	6,740	7,559
Norfolk Southern Corp. 5.75% 2018	5,000	5,613
Norfolk Southern Corp. 5.90% 2019	11,250	12,787
Norfolk Southern Corp. 7.05% 2037	3,400	4,129
CEVA Group PLC, Bridge Loan, 9.75% 20152,4,5,8	1,500	1,350
CEVA Group PLC 11.625% 20161	4,890	5,403
CEVA Group PLC 8.375% 20171	15,975	16,374
CEVA Group PLC 11.50% 20181	1,650	1,801
CSX Corp. 5.75% 2013	8,385	9,040
CSX Corp. 7.375% 2019	7,500	9,078
Kansas City Southern Railway Co. 13.00% 2013	2,190	2,603
Kansas City Southern Railway Co. 8.00% 2015	4,250	4,633
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	2,950	3,068
Navios Maritime Holdings Inc. 8.125% 20191	3,650	3,696
Canadian National Railway Co. 5.55% 2018	2,750	3,073
Canadian National Railway Co. 6.375% 2037	1,000	1,150
RailAmerica, Inc. 9.25% 2017	3,200	3,556
		477,293

Capital goods — 1.27%
Volvo Treasury AB 5.95% 20151	60,603	66,688
Volvo Treasury AB 5.00% 2017	€3,115	4,581
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20111,4,8	$7,964	8,149
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20131,4,8	24,647	26,321
BAE Systems Holdings Inc. 4.95% 20141	14,290	15,198
Nortek, Inc. 11.00% 2013	28,900	30,706
Nortek Inc. 10.00% 20181	6,550	7,090
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.207% 20142,4,5	3,868	3,419
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.246% 20142,4,5	33,757	29,837
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,4,5	1,194	1,217
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,6	1,568	1,321
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	125
General Electric Capital Corp., Series A, 2.25% 2015	21,500	20,677
General Electric Capital Corp., Series A, 6.00% 2019	10,000	10,936
Northrop Grumman Corp. 3.70% 2014	9,500	9,950
Northrop Grumman Corp. 5.05% 2019	17,180	18,264
Raytheon Co. 6.40% 2018	9,500	11,104
Raytheon Co. 6.75% 2018	4,030	4,805
Raytheon Co. 4.40% 2020	7,895	8,018
US Investigations Services, Inc., Term Loan B, 3.059% 20152,4,5	724	717
US Investigations Services, Inc., Term Loan B, 7.75% 20152,4,5	5,831	5,875
US Investigations Services, Inc. 10.50% 20151	7,200	7,668
US Investigations Services, Inc. 11.75% 20161	6,155	6,617
Ply Gem Industries, Inc. 13.125% 2014	2,555	2,836
Ply Gem Industries, Inc. 8.25% 20181	12,055	12,447
United Technologies Corp. 4.50% 2020	14,430	15,045
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.31% 20142,4,5	302	304
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.31% 20142,4,5	291	293
DAE Aviation Holdings, Inc. 11.25% 20151	13,285	14,115
Associated Materials, LLC 9.125% 20171	12,240	13,127
Ashtead Group PLC 8.625% 20151	4,675	4,903
Ashtead Capital, Inc. 9.00% 20161	7,450	7,878
Honeywell International Inc. 5.00% 2019	8,725	9,451
Lockheed Martin Corp. 4.121% 2013	6,000	6,350
Lockheed Martin Corp. 4.25% 2019	1,500	1,515
Hutchison Whampoa International Ltd. 6.50% 20131	7,200	7,835
Odebrecht Finance Ltd 6.00% 20231	5,200	5,174
Euramax International, Inc. 9.50% 20161	5,030	5,131
Atlas Copco AB 5.60% 20171	4,525	4,800
Esterline Technologies Corp. 6.625% 2017	2,400	2,502
Esterline Technologies Corp. 7.00% 2020	1,680	1,766
TransDigm Inc. 7.75% 20181	3,125	3,371
Sequa Corp., Term Loan B, 3.56% 20142,4,5	3,374	3,323
Huntington Ingalls Industries Inc. 7.125% 20211	2,150	2,252
Manitowoc Company, Inc. 8.50% 2020	2,000	2,155
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,128
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	215
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,790
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,848
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	325	342
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 20211	600	627
		432,806

Commercial & professional services — 0.06%
ARAMARK Corp. 3.804% 20152	3,450	3,433
ARAMARK Corp. 8.50% 2015	9,450	9,899
Waste Management, Inc. 4.60% 2021	5,455	5,461
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,073	1,269
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	308	364
		20,426

TELECOMMUNICATION SERVICES — 2.44%
Verizon Communications Inc. 3.75% 2011	47,625	47,828
ALLTEL Corp. 7.00% 2012	13,299	14,248
Verizon Global Funding Corp. 7.375% 2012	7,500	8,162
Verizon Communications Inc. 5.55% 2014	4,710	5,175
Verizon Communications Inc. 3.00% 2016	24,000	23,905
Verizon Communications Inc. 8.50% 2018	8,000	10,294
Verizon Communications Inc. 8.75% 2018	26,000	33,314
Verizon Communications Inc. 4.60% 2021	17,600	17,559
Verizon Communications Inc. 6.00% 2041	5,525	5,523
Telecom Italia Capital SA 5.25% 2015	32,100	33,258
Telecom Italia Capital SA 6.999% 2018	23,889	26,014
Telecom Italia Capital SA 7.175% 2019	35,696	39,081
Telecom Italia Capital SA 6.375% 2033	12,886	12,196
Telecom Italia SpA 7.75% 2033	€9,635	14,690
Telecom Italia Capital SA 7.20% 2036	$8,979	9,037
Telecom Italia Capital SA 7.721% 2038	7,525	7,995
SBC Communications Inc. 5.875% 2012	12,587	13,418
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,597
AT&T Inc. 4.95% 2013	17,200	18,328
SBC Communications Inc. 5.625% 2016	27,575	30,882
AT&T Inc. 6.55% 2039	8,500	8,888
Sprint Capital Corp. 8.375% 2012	900	954
Nextel Communications, Inc., Series E, 6.875% 2013	13,515	13,684
Nextel Communications, Inc., Series F, 5.95% 2014	26,570	26,769
Nextel Communications, Inc., Series D, 7.375% 2015	19,100	19,267
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,586
Telefónica Emisiones, SAU 4.375% 2016	€13,475	19,361
Telefónica Emisiones, SAU 5.134% 2020	$10,985	10,949
Telefónica Emisiones, SAU 5.462% 2021	9,730	9,872
France Télécom 4.375% 2014	13,930	14,975
France Télécom 2.125% 2015	37,835	37,075
Vodafone Group PLC, Term Loan, 6.875% 20154,5,6,8	4,763	4,858
Vodafone Group PLC 5.625% 2017	5,580	6,173
Vodafone Group PLC 5.45% 2019	25,000	27,362
Wind Acquisition SA 11.75% 20171	20,850	24,082
Wind Acquisition SA 7.25% 20181	3,675	3,850
Cricket Communications, Inc. 10.00% 2015	12,760	14,068
Cricket Communications, Inc. 7.75% 2016	12,915	13,787
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	12,960	14,062
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	1,500	1,628
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20171	9,150	9,802
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,590
Deutsche Telekom International Finance BV 9.25% 2032	5,325	7,553
Digicel Group Ltd. 12.00% 20141	5,000	5,881
Digicel Group Ltd. 8.875% 20151	13,040	13,646
LightSquared, Term Loan B, 12.00% 20144,5,6	16,912	16,606
Koninklijke KPN NV 8.375% 2030	12,725	16,462
PCCW-HKT Capital Ltd. 8.00% 20111,2	15,000	15,548
American Tower Corp. 4.625% 2015	14,875	15,456
Trilogy International Partners, LLC, 10.25% 20161	8,600	8,944
América Móvil, SAB de CV 5.00% 2020	6,700	6,942
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,982
SK Telecom Co., Ltd. 4.25% 20111	$6,000	6,000
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,587
Singapore Telecommunications Ltd. 6.375% 20111	2,050	2,116
Frontier Communications Corp. 8.25% 2017	4,000	4,340
Crown Castle International Corp. 9.00% 2015	2,550	2,824
Crown Castle International Corp. 7.75% 20171	300	329
Intelsat Jackson Holding Co. 8.50% 20191	1,175	1,269
Hawaiian Telcom, Inc. 9.00% 20152,4,5,6	1,076	1,099
Orascom Telecom 7.875% 20141	1,010	1,043
SBA Telecommunications, Inc. 8.00% 2016	725	793
Syniverse Holdings, Inc. 9.125% 20191	500	533
Sorenson Communications 10.50% 20151	575	431
		831,530

HEALTH CARE — 2.34%
Pharmaceuticals, biotechnology & life sciences — 1.30%
Roche Holdings Inc. 5.00% 20141	6,685	7,286
Roche Holdings Inc. 6.00% 20191	65,930	74,850
Roche Holdings Inc. 7.00% 20391	9,060	11,002
Pfizer Inc 4.45% 2012	11,040	11,451
Pfizer Inc 5.35% 2015	5,125	5,725
Pfizer Inc 6.20% 2019	46,900	54,132
Biogen Idec Inc. 6.00% 2013	30,050	32,127
Biogen Idec Inc. 6.875% 2018	20,000	22,688
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	14,165	14,714
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	33,045	35,110
Elan Finance PLC and Elan Finance Corp. 8.75% 20161	1,750	1,855
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,532
GlaxoSmithKline Capital Inc. 5.65% 2018	19,000	21,385
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	8,030
Novartis Capital Corp. 1.90% 2013	15,000	15,261
Novartis Capital Corp. 4.125% 2014	11,025	11,798
Novartis Securities Investment Ltd. 5.125% 2019	12,530	13,586
Abbott Laboratories 2.70% 2015	11,500	11,697
Abbott Laboratories 5.125% 2019	10,000	10,823
Schering-Plough Corp. 5.30% 20132	6,000	6,614
Schering-Plough Corp. 5.375% 2014	€6,395	9,733
Schering-Plough Corp. 6.00% 2017	$5,300	6,123
Sanofi-aventis SA 0.618% 20142	11,000	11,039
Sanofi-aventis SA 2.625% 2016	5,000	4,963
AstraZeneca PLC 5.40% 2012	12,000	12,791
Grifols Inc 8.25% 20181	2,765	2,851
Patheon Inc. 8.625% 20171	2,085	2,145
Quintiles Transnational 9.50% 20141,2,6	1,980	2,030
Endo Pharmaceuticals Holdings Inc. 7.00% 20201	1,100	1,143
		444,484

Health care equipment & services — 1.04%
Boston Scientific Corp. 6.25% 2015	25,238	27,204
Boston Scientific Corp. 6.00% 2020	19,690	20,667
Boston Scientific Corp. 7.00% 2035	885	906
Boston Scientific Corp. 7.375% 2040	2,130	2,378
UnitedHealth Group Inc. 6.00% 2017	26,892	30,135
UnitedHealth Group Inc. 3.875% 2020	2,900	2,766
UnitedHealth Group Inc. 4.70% 2021	9,920	10,048
UnitedHealth Group Inc. 5.70% 2040	1,250	1,223
Cardinal Health, Inc. 5.50% 2013	10,535	11,339
Cardinal Health, Inc. 4.00% 2015	12,490	12,911
Cardinal Health, Inc. 4.625% 2020	6,020	5,999
Allegiance Corp. 7.00% 2026	9,635	10,559
Express Scripts Inc. 5.25% 2012	6,320	6,624
Express Scripts Inc. 6.25% 2014	28,133	31,277
VWR Funding, Inc., Series B, 10.25% 20152,6	25,784	27,396
PTS Acquisition Corp. 9.50% 20152,6	22,716	23,426
Aetna Inc. 5.75% 2011	17,500	17,686
Aetna Inc. 3.95% 2020	5,000	4,838
Coventry Health Care, Inc. 6.30% 2014	13,395	14,238
Coventry Health Care, Inc. 5.95% 2017	7,640	7,934
Medco Health Solutions, Inc. 2.75% 2015	13,625	13,498
Surgical Care Affiliates, Inc. 8.875% 20151,2,6	3,927	4,065
Surgical Care Affiliates, Inc. 10.00% 20171	6,845	7,119
Tenet Healthcare Corp. 7.375% 2013	8,195	8,646
Tenet Healthcare Corp. 9.25% 2015	1,920	2,124
Bausch & Lomb Inc. 9.875% 2015	9,625	10,371
Multiplan Inc. 9.875% 20181	9,500	10,212
Symbion Inc. 11.75% 20152,6	8,875	8,425
McKesson Corp. 3.25% 2016	2,651	2,673
McKesson Corp. 4.75% 2021	1,000	1,016
Biogen Idec Inc. 6.00% 2013
McKesson Corp. 6.00% 2041	2,545	2,644
HealthSouth Corp. 10.75% 2016	4,625	4,949
Vanguard Health Systems Inc. 0% 20161	6,570	4,205
Rotech Healthcare Inc. 10.50% 20181	2,300	2,289
HCA Inc. 9.125% 2014	295	311
HCA Inc. 9.25% 2016	530	573
HCA Inc. 9.625% 20162,6	557	602
Merge Healthcare Inc 11.75% 2015	1,225	1,329
WellPoint, Inc. 4.35% 2020	1,000	1,000
		355,605

CONSUMER STAPLES — 1.47%
Food, beverage & tobacco — 0.75%
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,083
Anheuser-Busch InBev NV 7.20% 2014	16,500	18,757
Anheuser-Busch InBev NV 3.625% 2015	29,250	30,293
Anheuser-Busch InBev NV 4.125% 2015	37,375	39,512
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,416
Anheuser-Busch InBev NV 6.875% 2019	$7,740	9,158
Anheuser-Busch InBev NV 7.75% 2019	9,250	11,398
Anheuser-Busch InBev NV 5.00% 2020	2,000	2,095
Anheuser-Busch InBev NV 5.375% 2020	7,000	7,526
Coca-Cola Co. 1.50% 2015	23,380	22,402
Coca-Cola Co. 3.15% 2020	12,565	11,715
Altria Group, Inc. 9.25% 2019	13,000	16,992
Altria Group, Inc. 9.95% 2038	4,100	5,735
Altria Group, Inc. 10.20% 2039	4,000	5,692
PepsiCo, Inc. 3.10% 2015	22,000	22,845
PepsiCo, Inc. 4.875% 2040	2,000	1,879
British American Tobacco International Finance PLC 9.50% 20181	13,000	17,219
Kraft Foods Inc. 2.625% 2013	10,215	10,460
CEDC Finance Corp. 9.125% 20161	3,500	3,308
BFF International Ltd. 7.25% 20201	3,000	3,255
Smithfield Foods, Inc., Series B, 7.75% 2013	81	87
Smithfield Foods, Inc. 10.00% 2014	1,321	1,562
Smithfield Foods, Inc. 7.75% 2017	725	783
Constellation Brands, Inc. 8.375% 2014	550	626
Constellation Brands, Inc. 7.25% 2017	750	818
Tyson Foods, Inc. 10.50% 2014	700	844
Tyson Foods, Inc. 7.35% 20162	500	561
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,296
Cott Beverages Inc. 8.375% 2017	1,000	1,072
		256,389

Food & staples retailing — 0.71%
Kroger Co. 5.00% 2013	18,000	19,242
Kroger Co. 7.50% 2014	11,343	12,923
Kroger Co. 3.90% 2015	10,000	10,390
Kroger Co. 6.40% 2017	29,450	33,929
The Kroger Co. 7.00% 2018	4,372	5,073
Delhaize Group 5.875% 2014	6,850	7,484
Delhaize Group 6.50% 2017	19,205	21,629
Delhaize Group 5.70% 2040	2,465	2,260
Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,835
Wal-Mart Stores, Inc. 5.80% 2018	12,800	14,598
Wal-Mart Stores, Inc. 3.25% 2020	3,570	3,341
Rite Aid Corp. 9.75% 2016	21,650	24,140
Rite Aid Corp. 10.375% 2016	2,675	2,896
Rite Aid Corp. 10.25% 2019	2,390	2,626
Safeway Inc. 6.25% 2014	100	111
Safeway Inc. 5.00% 2019	19,000	19,678
Safeway Inc. 3.95% 2020	5,360	5,080
Tesco PLC 5.50% 20171	13,559	15,057
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	7,625	8,235
SUPERVALU INC. 7.50% 2012	365	380
Albertson’s, Inc. 7.25% 2013	2,025	2,070
SUPERVALU INC. 7.50% 2014	830	838
SUPERVALU INC. 8.00% 2016	4,200	4,221
Stater Bros. Holdings Inc. 7.75% 2015	5,150	5,369
Stater Bros. Holdings Inc. 7.375% 20181	1,100	1,147
Costco Wholesale Corp. 5.30% 2012	3,000	3,135
Ingles Markets, Inc. 8.875% 2017	2,550	2,751
		240,438

Household & personal products — 0.01%
Spectrum Brands Inc. 9.50% 20181	1,400	1,551
Procter & Gamble Co. 3.50% 2015	150	158
		1,709

INFORMATION TECHNOLOGY — 0.91%
Semiconductors & semiconductor equipment — 0.37%
Freescale Semiconductor, Inc. 8.875% 2014	2,300	2,395
Freescale Semiconductor, Inc. 9.125% 20142,6	19,834	20,529
Freescale Semiconductor, Inc. 10.125% 2016	16,450	17,560
Freescale Semiconductor, Inc. 9.25% 20181	7,500	8,250
Freescale Semiconductor, Inc. 10.125% 20181	3,925	4,416
NXP BV and NXP Funding LLC 3.053% 20132	3,245	3,229
NXP BV and NXP Funding LLC 10.00% 20139	6,882	7,802
NXP BV and NXP Funding LLC 7.875% 2014	1,000	1,041
NXP BV and NXP Funding LLC 8.625% 2015	€5,125	7,663
NXP BV and NXP Funding LLC 9.50% 2015	$12,620	13,440
NXP BV and NXP Funding LLC 9.75% 20181	6,075	6,834
KLA-Tencor Corp. 6.90% 2018	15,000	16,567
National Semiconductor Corp. 6.15% 2012	3,850	4,046
National Semiconductor Corp. 6.60% 2017	7,000	7,713
Advanced Micro Devices, Inc. 8.125% 2017	3,075	3,213
		124,698

Software & services — 0.34%
First Data Corp., Term Loan B2, 3.002% 20142,4,5	4,516	4,335
First Data Corp. 9.875% 2015	1,222	1,255
First Data Corp. 9.875% 2015	224	231
First Data Corp. 10.55% 20156	859	893
First Data Corp. 11.25% 2016	30,950	30,989
First Data Corp. 7.375% 20191	900	917
First Data Corp. 8.25% 20211	10,302	10,328
First Data Corp. 12.625% 20211	8,631	9,408
First Data Corp. 8.75% 20221,2,6	12,327	12,327
International Business Machines Corp. 2.00% 2016	38,750	37,742
International Business Machines Corp. 5.60% 2039	6,000	6,295
SunGard Data Systems Inc. 7.375% 20181	765	786
SunGard Data Systems Inc. 7.625% 20201	636	657
		116,163

Technology hardware & equipment — 0.20%
Cisco Systems, Inc. 0.559% 20142	20,000	20,082
Cisco Systems, Inc. 2.90% 2014	10,125	10,520
Cisco Systems, Inc. 5.50% 2016	2,000	2,248
Cisco Systems, Inc. 4.95% 2019	2,500	2,688
Cisco Systems, Inc. 4.45% 2020	6,500	6,678
Sanmina-SCI Corp. 3.06% 20141,2	7,871	7,792
Sanmina-SCI Corp. 8.125% 2016	11,490	11,950
Jabil Circuit, Inc. 8.25% 2018	5,850	6,669
		68,627

MATERIALS — 0.88%
ArcelorMittal 5.375% 2013	7,500	7,980
ArcelorMittal 3.75% 2015	16,500	16,680
ArcelorMittal 3.75% 2016	7,955	7,949
ArcelorMittal 9.85% 2019	4,750	6,036
ArcelorMittal 5.50% 2021	10,175	10,045
ArcelorMittal 7.00% 2039	4,750	4,777
ArcelorMittal 6.75% 2041	4,000	3,933
International Paper Co. 7.40% 2014	26,750	30,491
International Paper Co. 7.95% 2018	6,970	8,397
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,750	6,922
Rio Tinto Finance (USA) Ltd. 9.00% 2019	16,670	21,940
Dow Chemical Co. 7.60% 2014	21,250	24,574
Dow Chemical Co. 5.70% 2018	1,700	1,835
Cliffs Natural Resources Inc. 4.875% 2021	22,000	21,743
Cliffs Natural Resources Inc. 6.25% 2040	3,000	2,990
POSCO 4.25% 20201	23,820	22,424
Georgia Gulf Corp. 9.00% 20171	15,425	16,968
CEMEX Finance LLC 9.50% 2016	5,925	6,414
CEMEX Finance LLC 9.50% 20161	5,200	5,629
CEMEX SA 9.25% 20201	1,126	1,172
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,760
Reynolds Group 7.75% 20161	3,955	4,202
Reynolds Group 7.125% 20191	2,465	2,539
E.I. du Pont de Nemours and Co. 0.728% 20142	3,500	3,510
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,231
Anglo American Capital PLC 2.15% 20131	5,130	5,172
JMC Steel Group Inc. 8.25% 20181	4,160	4,274
Ball Corp. 7.125% 2016	1,270	1,395
Ball Corp. 6.75% 2020	690	725
Ball Corp. 5.75% 2021	1,850	1,818
Packaging Dynamics Corp. 8.75% 20161	3,180	3,268
Airgas, Inc. 7.125% 2018	3,000	3,263
Yara International ASA 7.875% 20191	2,675	3,240
Plastipak Holdings, Inc. 8.50% 20151	2,500	2,638
Praxair, Inc. 4.375% 2014	1,850	1,984
Praxair, Inc. 4.625% 2015	500	542
Arbermarle Corp. 5.10% 2015	2,156	2,303
ICI Wilmington, Inc. 5.625% 2013	2,000	2,163
Owens-Brockway Glass Container Inc. 6.75% 2014	325	334
Owens-Brockway Glass Container Inc. 7.375% 2016	1,645	1,812
Ardagh Packaging Finance 7.375% 2017	€1,100	1,600
Ardagh Packaging Finance 7.375% 20171	$200	215
Ardagh Packaging Finance 9.125% 20201	300	326
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,332
Graphic Packaging International, Inc. 7.875% 2018	700	753
Smurfit Capital Funding PLC 7.50% 2025	2,150	2,064
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,292
MacDermid 9.50% 20171	985	1,051
Fibria Overseas Finance Ltd. 6.75% 20211	1,000	1,038
LBI Escrow Corp 8.00% 20171	810	895
Rockwood Specialties Group, Inc. 7.625% 2014	€500	726
Solutia Inc. 8.75% 2017	$610	674
Newpage Corp. 11.375% 2014	365	367
Nalco Co. 8.25% 2017	300	329
		298,734

Total corporate bonds & notes		10,294,278

MORTGAGE-BACKED OBLIGATIONS — 29.11%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS4 — 23.27%
Fannie Mae 4.89% 2012	25,000	25,362
Fannie Mae 3.309% 2017	4,141	4,141
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	3,756	4,040
Fannie Mae 4.00% 2019	18,775	19,611
Fannie Mae 4.50% 2019	12,687	13,374
Fannie Mae 4.50% 2019	11,963	12,611
Fannie Mae 5.50% 2019	104	112
Fannie Mae 5.50% 2020	9,058	9,787
Fannie Mae 5.50% 2020	1,076	1,166
Fannie Mae 11.165% 20202	95	109
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	9,138	9,463
Fannie Mae 5.00% 2023	5,114	5,450
Fannie Mae 5.50% 2023	28,890	31,217
Fannie Mae 5.50% 2023	26,501	28,705
Fannie Mae 6.00% 2023	2,841	3,101
Fannie Mae 4.00% 2024	29,936	30,824
Fannie Mae 4.50% 2024	21,578	22,666
Fannie Mae 6.00% 2024	7,462	8,182
Fannie Mae 3.00% 2025	43,247	42,204
Fannie Mae 3.00% 2025	40,188	39,219
Fannie Mae 3.00% 2025	29,382	28,661
Fannie Mae 3.00% 2025	19,202	18,739
Fannie Mae 3.00% 2025	14,725	14,370
Fannie Mae 3.50% 2025	91,491	91,889
Fannie Mae 3.50% 2025	91,218	91,615
Fannie Mae 3.50% 2025	76,570	76,903
Fannie Mae 3.50% 2025	64,253	64,532
Fannie Mae 3.50% 2025	62,685	62,958
Fannie Mae 3.50% 2025	42,682	42,855
Fannie Mae 3.50% 2025	36,172	36,329
Fannie Mae 3.50% 2025	32,943	33,086
Fannie Mae 3.50% 2025	20,741	20,831
Fannie Mae 3.50% 2025	14,561	14,624
Fannie Mae 3.50% 2025	11,628	11,678
Fannie Mae 3.50% 2025	8,821	8,859
Fannie Mae 3.50% 2025	3,977	3,995
Fannie Mae 4.00% 2025	40,984	42,207
Fannie Mae 4.00% 2025	30,258	31,161
Fannie Mae 4.50% 2025	30,498	32,055
Fannie Mae 4.50% 2025	14,800	15,556
Fannie Mae 4.50% 2025	14,483	15,223
Fannie Mae, Series 2001-4, Class GA, 9.889% 20252	285	329
Fannie Mae, Series 2001-4, Class NA, 11.667% 20252	931	1,040
Fannie Mae 3.00% 2026	54,110	52,856
Fannie Mae 3.00% 2026	39,267	38,304
Fannie Mae 3.00% 2026	20,682	20,184
Fannie Mae 3.00% 2026	19,654	19,172
Fannie Mae 3.00% 2026	13,811	13,472
Fannie Mae 3.00% 2026	12,587	12,284
Fannie Mae 3.00% 2026	9,862	9,620
Fannie Mae 3.00% 2026	6,962	6,801
Fannie Mae 3.00% 2026	3,711	3,625
Fannie Mae 3.50% 2026	59,429	59,706
Fannie Mae 3.50% 2026	38,322	38,500
Fannie Mae 3.50% 2026	35,604	35,759
Fannie Mae 3.50% 2026	31,814	31,963
Fannie Mae 3.50% 2026	29,510	29,630
Fannie Mae 3.50% 2026	26,727	26,843
Fannie Mae 3.50% 2026	10,946	10,997
Fannie Mae 3.50% 2026	2,735	2,748
Fannie Mae 3.50% 2026	1,989	1,997
Fannie Mae 3.641% 20262	377	394
Fannie Mae 4.50% 2026	108,315	113,545
Fannie Mae 6.00% 2026	18,035	19,777
Fannie Mae 5.50% 2027	10,374	11,161
Fannie Mae 6.00% 2028	4,542	4,964
Fannie Mae 6.00% 2028	3,729	4,064
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,550	1,259
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	514	602
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,652	4,088
Fannie Mae, Series 2001-20, Class E, 9.619% 20312	48	55
Fannie Mae 6.50% 2032	263	294
Fannie Mae 6.50% 2034	853	957
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	4,503	4,869
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	6,637	5,703
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	6,299	5,374
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,382	1,200
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	5,250	5,654
Fannie Mae 5.50% 2036	2,351	2,527
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	15,404	16,791
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	13,671	14,862
Fannie Mae 6.00% 2036	13,576	14,806
Fannie Mae 6.00% 2036	11,921	13,024
Fannie Mae 6.00% 2036	6,230	6,806
Fannie Mae 6.00% 2036	6,079	6,624
Fannie Mae 6.00% 2036	3,930	4,289
Fannie Mae 6.50% 2036	13,443	15,046
Fannie Mae 6.50% 2036	7,897	8,880
Fannie Mae 7.00% 2036	986	1,124
Fannie Mae 7.00% 2036	712	813
Fannie Mae 7.50% 2036	359	398
Fannie Mae 7.50% 2036	112	124
Fannie Mae 8.00% 2036	1,203	1,339
Fannie Mae 5.50% 2037	62,017	66,481
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	23,151	25,262
Fannie Mae 5.50% 2037	23,403	25,102
Fannie Mae 5.501% 20372	5,152	5,456
Fannie Mae 5.51% 20372	11,432	12,123
Fannie Mae 5.607% 20372	18,694	19,810
Fannie Mae 5.707% 20372	8,423	8,938
Fannie Mae 5.754% 20372	6,775	7,159
Fannie Mae 5.79% 20372	10,177	10,877
Fannie Mae 6.00% 2037	67,700	73,770
Fannie Mae 6.00% 2037	40,504	44,060
Fannie Mae 6.00% 2037	28,574	31,136
Fannie Mae 6.00% 2037	27,371	29,774
Fannie Mae 6.00% 2037	21,814	23,730
Fannie Mae 6.00% 2037	18,665	20,338
Fannie Mae 6.00% 2037	13,390	14,591
Fannie Mae 6.00% 2037	11,972	13,023
Fannie Mae 6.00% 2037	9,013	9,821
Fannie Mae 6.00% 2037	6,749	7,354
Fannie Mae 6.00% 2037	6,547	7,040
Fannie Mae 6.00% 2037	6,087	6,623
Fannie Mae 6.00% 2037	3,345	3,597
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	3,075	3,309
Fannie Mae 6.00% 2037	2,485	2,715
Fannie Mae 6.00% 2037	1,848	2,018
Fannie Mae 6.00% 2037	1,559	1,698
Fannie Mae 6.00% 2037	1,537	1,675
Fannie Mae 6.00% 2037	1,453	1,586
Fannie Mae 6.00% 2037	91	99
Fannie Mae 6.50% 2037	15,706	17,579
Fannie Mae 6.50% 2037	14,056	15,732
Fannie Mae 6.50% 2037	9,438	10,546
Fannie Mae 6.50% 2037	8,076	8,938
Fannie Mae 6.50% 2037	1,290	1,444
Fannie Mae 7.00% 2037	4,464	4,986
Fannie Mae 7.00% 2037	3,909	4,366
Fannie Mae 7.00% 2037	1,210	1,378
Fannie Mae 7.00% 2037	687	783
Fannie Mae 7.00% 2037	537	611
Fannie Mae 7.00% 2037	251	286
Fannie Mae 7.50% 2037	865	957
Fannie Mae 7.50% 2037	740	819
Fannie Mae 7.50% 2037	709	785
Fannie Mae 7.50% 2037	590	653
Fannie Mae 7.50% 2037	588	650
Fannie Mae 7.50% 2037	581	643
Fannie Mae 7.50% 2037	567	627
Fannie Mae 7.50% 2037	564	624
Fannie Mae 7.50% 2037	550	608
Fannie Mae 7.50% 2037	426	471
Fannie Mae 7.50% 2037	255	282
Fannie Mae 7.50% 2037	234	259
Fannie Mae 7.50% 2037	192	217
Fannie Mae 7.50% 2037	170	188
Fannie Mae 7.50% 2037	130	148
Fannie Mae 7.50% 2037	108	120
Fannie Mae 7.50% 2037	91	101
Fannie Mae 7.50% 2037	68	75
Fannie Mae 8.00% 2037	483	538
Fannie Mae 8.00% 2037	339	388
Fannie Mae 8.00% 2037	250	278
Fannie Mae 4.918% 20382	11,305	12,001
Fannie Mae 5.358% 20382	5,539	5,849
Fannie Mae 5.48% 20382	1,299	1,373
Fannie Mae 5.50% 2038	64,693	69,268
Fannie Mae 5.50% 2038	27,440	29,341
Fannie Mae 5.50% 2038	8,923	9,554
Fannie Mae 5.50% 2038	255	274
Fannie Mae 5.606% 20382	11,138	11,822
Fannie Mae 6.00% 2038	90,187	98,273
Fannie Mae 6.00% 2038	29,081	31,689
Fannie Mae 6.00% 2038	19,911	21,690
Fannie Mae 6.00% 2038	19,416	21,120
Fannie Mae 6.00% 2038	14,082	15,305
Fannie Mae 6.00% 2038	10,916	11,895
Fannie Mae 6.00% 2038	8,541	9,304
Fannie Mae 6.00% 2038	7,562	8,237
Fannie Mae 6.00% 2038	7,524	8,199
Fannie Mae 6.00% 2038	6,593	7,170
Fannie Mae 6.00% 2038	5,083	5,538
Fannie Mae 6.00% 2038	4,393	4,786
Fannie Mae 6.00% 2038	3,105	3,382
Fannie Mae 6.50% 2038	121,263	136,096
Fannie Mae 6.50% 2038	29,862	33,515
Fannie Mae 3.561% 20392	20,607	21,298
Fannie Mae 3.60% 20392	28,426	29,465
Fannie Mae 3.608% 20392	10,384	10,789
Fannie Mae 3.633% 20392	11,671	12,114
Fannie Mae 3.674% 20392	1,071	1,114
Fannie Mae 3.758% 20392	5,066	5,292
Fannie Mae 3.774% 20392	33,539	34,876
Fannie Mae 3.814% 20392	4,724	4,927
Fannie Mae 3.816% 20392	8,459	8,799
Fannie Mae 3.844% 20392	2,688	2,794
Fannie Mae 3.901% 20392	3,279	3,419
Fannie Mae 3.939% 20392	12,019	12,560
Fannie Mae 3.959% 20392	2,375	2,485
Fannie Mae 5.00% 2039	34,912	36,681
Fannie Mae 5.00% 2039	17,500	18,338
Fannie Mae 5.00% 2039	11,642	12,196
Fannie Mae 5.118% 20392	14,623	15,493
Fannie Mae 5.50% 2039	27,593	29,545
Fannie Mae 5.50% 2039	22,190	23,760
Fannie Mae 5.50% 2039	4,439	4,753
Fannie Mae 6.00% 2039	11,855	12,896
Fannie Mae 6.00% 2039	6,576	7,180
Fannie Mae 6.00% 2039	5,776	6,276
Fannie Mae 6.00% 2039	5,559	6,055
Fannie Mae 6.00% 2039	621	675
Fannie Mae 3.142% 20402	5,974	6,123
Fannie Mae 3.202% 20402	46,006	47,241
Fannie Mae 3.50% 2040	54,660	51,555
Fannie Mae 3.50% 2040	32,529	30,681
Fannie Mae 3.50% 2040	24,877	23,463
Fannie Mae 3.50% 2040	21,257	20,049
Fannie Mae 3.50% 2040	9,947	9,382
Fannie Mae 3.634% 20402	12,944	13,456
Fannie Mae 4.00% 2040	177,237	174,645
Fannie Mae 4.00% 2040	93,147	91,785
Fannie Mae 4.00% 2040	44,894	44,237
Fannie Mae 4.00% 2040	34,662	34,155
Fannie Mae 4.00% 2040	34,289	33,781
Fannie Mae 4.00% 2040	32,822	32,343
Fannie Mae 4.00% 2040	29,938	29,500
Fannie Mae 4.00% 2040	29,347	28,917
Fannie Mae 4.00% 2040	27,000	26,605
Fannie Mae 4.00% 2040	25,456	25,083
Fannie Mae 4.00% 2040	24,880	24,516
Fannie Mae 4.00% 2040	23,000	22,664
Fannie Mae 4.00% 2040	21,871	21,558
Fannie Mae 4.00% 2040	20,000	19,708
Fannie Mae 4.00% 2040	17,000	16,751
Fannie Mae 4.00% 2040	9,000	8,868
Fannie Mae 4.00% 2040	6,000	5,912
Fannie Mae 4.00% 2040	3,231	3,185
Fannie Mae 4.50% 2040	88,717	90,438
Fannie Mae 4.50% 2040	45,208	46,085
Fannie Mae 4.50% 2040	12,000	12,233
Fannie Mae 4.50% 2040	11,543	11,767
Fannie Mae 4.50% 2040	10,700	10,908
Fannie Mae 4.50% 2040	8,000	8,156
Fannie Mae 5.00% 2040	59,087	61,935
Fannie Mae 5.00% 2040	49,061	51,425
Fannie Mae 5.00% 2040	22,273	23,346
Fannie Mae 5.50% 2040	55,816	59,681
Fannie Mae 5.50% 2040	19,943	21,354
Fannie Mae 5.50% 2040	2,366	2,533
Fannie Mae 3.50% 2041	40,648	38,339
Fannie Mae 3.50% 2041	28,250	26,645
Fannie Mae 4.00% 2041	249,500	245,446
Fannie Mae 4.00% 2041	174,271	171,777
Fannie Mae 4.00% 2041	113,822	112,157
Fannie Mae 4.00% 2041	84,867	83,626
Fannie Mae 4.00% 2041	62,418	61,505
Fannie Mae 4.00% 2041	60,389	59,506
Fannie Mae 4.00% 2041	60,321	59,439
Fannie Mae 4.00% 2041	56,900	56,068
Fannie Mae 4.00% 2041	44,912	44,255
Fannie Mae 4.00% 2041	41,933	41,320
Fannie Mae 4.00% 2041	39,687	39,107
Fannie Mae 4.00% 2041	39,621	39,041
Fannie Mae 4.00% 2041	35,951	35,425
Fannie Mae 4.00% 2041	28,453	28,037
Fannie Mae 4.00% 2041	22,000	21,678
Fannie Mae 4.00% 2041	19,930	19,638
Fannie Mae 4.00% 2041	17,237	16,980
Fannie Mae 4.00% 2041	16,000	15,766
Fannie Mae 4.00% 2041	14,515	14,303
Fannie Mae 4.00% 2041	12,103	11,930
Fannie Mae 4.00% 2041	10,808	10,646
Fannie Mae 4.00% 2041	9,283	9,147
Fannie Mae 4.00% 2041	9,000	8,866
Fannie Mae 4.00% 2041	8,000	7,883
Fannie Mae 4.00% 2041	7,738	7,628
Fannie Mae 4.00% 2041	7,635	7,521
Fannie Mae 4.00% 2041	1,048	1,033
Fannie Mae 4.00% 2041	999	984
Fannie Mae 4.00% 2041	675	665
Fannie Mae 4.00% 2041	643	634
Fannie Mae 4.00% 2041	527	519
Fannie Mae 4.50% 2041	257,485	262,112
Fannie Mae 4.50% 2041	85,095	86,746
Fannie Mae 4.50% 2041	35,000	35,712
Fannie Mae 4.50% 2041	25,414	25,907
Fannie Mae 4.50% 2041	25,206	25,718
Fannie Mae 4.50% 2041	16,000	16,325
Fannie Mae 4.50% 2041	13,006	13,259
Fannie Mae 4.50% 2041	12,000	12,244
Fannie Mae 4.50% 2041	5,584	5,692
Fannie Mae 5.00% 2041	146,975	153,773
Fannie Mae 5.50% 2041	34,357	36,746
Fannie Mae 6.00% 2041	39,256	42,697
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	4,954	5,596
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,338	1,469
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,890	3,299
Fannie Mae, Series 2002-W1, Class 2A, 7.244% 20422	3,305	3,854
Fannie Mae 6.00% 2047	450	483
Fannie Mae 6.50% 2047	655	732
Fannie Mae 6.50% 2047	316	349
Fannie Mae 6.50% 2047	119	133
Fannie Mae 7.00% 2047	2,338	2,612
Fannie Mae 7.00% 2047	119	133
Fannie Mae 7.50% 2047	168	183
Freddie Mac, Series K701, Class A2, 3.882% 2017	3,300	3,367
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,631
Freddie Mac 5.50% 2019	4,894	5,288
Freddie Mac, Series K009, Class A1, 2.757% 2020	3,953	3,891
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,680	3,702
Freddie Mac, Series K011, Class A2, 4.084% 20208	4,150	4,110
Freddie Mac, Series 2626, Class NG, 3.50% 2023	999	1,027
Freddie Mac, Series 2922, Class EL, 4.50% 2023	14,274	14,669
Freddie Mac 5.00% 2023	6,998	7,428
Freddie Mac 5.00% 2023	275	292
Freddie Mac 5.00% 2023	42	45
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,185	1,306
Freddie Mac 5.00% 2024	18,556	19,740
Freddie Mac 3.50% 2025	37,307	37,486
Freddie Mac 4.00% 2025	14,964	15,410
Freddie Mac 4.50% 2025	52,682	55,364
Freddie Mac 4.50% 2025	43,723	45,949
Freddie Mac 6.00% 2026	12,975	14,164
Freddie Mac 6.00% 2026	11,146	12,167
Freddie Mac 5.50% 2027	7,383	7,928
Freddie Mac 6.00% 2027	76,962	84,014
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,000	2,204
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,411	3,747
Freddie Mac 2.71% 20352	7,375	7,724
Freddie Mac, Series 3061, Class PN, 5.50% 2035	33,345	36,583
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,948	5,099
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,936	3,525
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,871	3,389
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,449	3,056
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	75	64
Freddie Mac, Series 3257, Class PA, 5.50% 2036	39,272	42,044
Freddie Mac, Series 3233, Class PA, 6.00% 2036	29,636	32,271
Freddie Mac, Series 3156, Class NG, 6.00% 2036	9,417	10,390
Freddie Mac, Series 3286, Class JN, 5.50% 2037	47,718	50,707
Freddie Mac, Series 3318, Class JT, 5.50% 2037	27,390	29,106
Freddie Mac, Series 3312, Class PA, 5.50% 2037	20,880	22,223
Freddie Mac 5.50% 2037	14,950	15,955
Freddie Mac 5.50% 2037	14,374	15,340
Freddie Mac 5.515% 20372	19,590	21,038
Freddie Mac 5.678% 20372	6,350	6,782
Freddie Mac 5.78% 20372	3,863	4,072
Freddie Mac 5.929% 20372	7,540	8,001
Freddie Mac, Series 3271, Class OA, 6.00% 2037	12,158	13,454
Freddie Mac 6.00% 2037	1,868	2,038
Freddie Mac 7.00% 2037	637	722
Freddie Mac 7.00% 2037	360	408
Freddie Mac 7.00% 2037	166	188
Freddie Mac 7.50% 2037	3,994	4,515
Freddie Mac 4.817% 20382	8,728	9,237
Freddie Mac 5.055% 20382	6,900	7,281
Freddie Mac 5.273% 20382	11,484	12,173
Freddie Mac 5.50% 2038	11,628	12,416
Freddie Mac 5.549% 20382	16,692	17,571
Freddie Mac 6.00% 2038	37,935	41,173
Freddie Mac 6.50% 2038	9,395	10,504
Freddie Mac 3.714% 20392	6,150	6,392
Freddie Mac 3.931% 20392	5,714	5,965
Freddie Mac 5.00% 2039	45,598	47,659
Freddie Mac 5.50% 2039	39,047	41,694
Freddie Mac 3.151% 20402	7,091	7,257
Freddie Mac 6.50% 2047	1,355	1,496
Freddie Mac 6.50% 2047	633	698
Freddie Mac 7.00% 2047	324	362
Government National Mortgage Assn. 10.00% 2021	525	597
Government National Mortgage Assn. 3.50% 2025	6,377	6,499
Government National Mortgage Assn. 3.50% 2025	2,451	2,498
Government National Mortgage Assn. 3.50% 2025	1,955	1,992
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	3,545	3,415
Government National Mortgage Assn. 6.00% 2038	44,925	49,126
Government National Mortgage Assn. 3.50% 2039	12,122	11,573
Government National Mortgage Assn. 3.50% 2039	12,055	11,509
Government National Mortgage Assn. 3.50% 2039	6,485	6,192
Government National Mortgage Assn. 4.50% 2039	8,979	9,273
Government National Mortgage Assn. 3.50% 2040	24,875	23,748
Government National Mortgage Assn. 3.50% 2040	19,885	18,928
Government National Mortgage Assn. 3.50% 2040	9,949	9,498
Government National Mortgage Assn. 4.00% 2040	126,630	126,933
Government National Mortgage Assn. 4.50% 2040	22,059	22,767
Government National Mortgage Assn. 4.50% 2040	19,466	20,115
Government National Mortgage Assn. 4.50% 2040	18,499	19,093
Government National Mortgage Assn. 4.50% 2040	8,897	9,182
Government National Mortgage Assn. 4.50% 2040	8,781	9,063
Government National Mortgage Assn. 4.50% 2040	7,676	7,922
Government National Mortgage Assn. 4.50% 2040	2,290	2,368
Government National Mortgage Assn. 4.50% 2040	1,118	1,154
Government National Mortgage Assn. 5.00% 2040	8,062	8,570
Government National Mortgage Assn. 3.50% 2041	19,187	18,305
Government National Mortgage Assn. 4.00% 2041	40,865	40,878
Government National Mortgage Assn. 4.00% 2041	807	809
Government National Mortgage Assn. 4.50% 2041	47,883	49,402
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20111	1,850	1,845
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20191	26,553	26,893
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.796% 20481,2	750	751
NGN, Series 2010-R2, Class 1A, 0.629% 20172,8	3,102	3,103
NGN, Series 2011-R3, Class 1A, 0.672% 20202,8	2,700	2,699
NGN, Series 2011-R1, Class 1A, 0.709% 20202	2,741	2,748
		7,926,680

COMMERCIAL MORTGAGE-BACKED SECURITIES4 — 4.27%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	33	33
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,568
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.352% 20372	61,300	62,450
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,095	4,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	21,273
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	21,991	22,064
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,750
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20442	15,130	16,148
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 20452	64,257	70,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20461	43,400	43,495
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	10,475	10,610
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.738% 20492	18,678	20,030
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	617	622
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	186	186
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	312	316
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20351,2	1,500	1,541
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	22,528	22,931
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	6,614	6,626
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	13,006
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	16,491	17,128
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	10,120
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20371	8,240	7,811
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,445	2,522
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	11,391	11,977
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	13,497	13,555
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	57,676	60,637
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.441% 20392	10,000	10,494
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.66% 20392	7,305	7,864
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.802% 20392	14,645	15,577
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	42,125	44,411
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	9,753	9,938
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	11,648
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,689
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.89% 20382	27,715	30,356
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	31,000	32,856
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,250	48,466
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,664
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371	18,500	19,651
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20371	10,000	10,758
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20371	10,000	10,706
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20371	35,515	37,947
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20371	8,250	8,795
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	5,000	5,318
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20442	17,005	18,299
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	44,734	47,963
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	51,820	55,892
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	9,040	9,703
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.265% 20392	8,000	7,574
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	19,583
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.174% 20442	33,700	36,293
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20461	60,266	60,749
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.232% 20372	4,620	4,827
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	8,500	8,673
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.669% 20392	3,050	3,162
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,159
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	12,080	12,764
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	6,518
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	10,927
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,213	1,255
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	2,481	2,575
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,605	10,331
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,534	2,538
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20442	15,350	16,527
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.275% 20442	7,678	8,013
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	8,474	8,698
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	43,303
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261,8	39,852	41,612
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	7,642	7,734
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,216	1,263
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	521	525
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,674
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	17,244
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.658% (undated)2	7,966	8,425
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.452% 20311,2	32,296	592
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.685% 20312	35,358	1,172
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,268	1,270
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20351	3,000	2,969
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,168
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	21,102
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20351	2,000	2,076
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20371	20,000	19,898
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20371	10,000	10,633
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,686
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	1,591	1,601
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.733% (undated)2	15,800	17,244
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	10,237	10,366
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	2,210	2,212
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20302	5,000	5,370
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 20422	6,880	7,105
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,443
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	531	531
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,593
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,400	2,441
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	1,651	1,678
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	32	32
		1,454,286

OTHER MORTGAGE-BACKED SECURITIES4 — 0.80%
Nykredit 4.00% 2035	DKr275,955	49,713
Nationwide Building Society, Series 2007-2, 5.50% 20121	$35,000	36,739
Bank of America 5.50% 20121	35,000	36,551
HBOS Treasury Services PLC 5.00% 20111	5,250	5,370
HBOS Treasury Services PLC 5.25% 20171	14,000	14,399
HBOS Treasury Services PLC 5.25% 2017	7,000	7,199
Northern Rock PLC 5.625% 20171	24,000	24,849
Compagnie de Financement Foncier 2.125% 20131	16,700	16,849
Compagnie de Financement Foncier 2.25% 20141	6,500	6,489
Barclays Bank PLC 2.50% 20151	3,600	3,496
Barclays Bank PLC 4.00% 2019	€14,150	19,675
Bank of Montreal 2.85% 20151	$17,000	17,163
Bank of Montreal 2.625% 20161	4,250	4,234
Royal Bank of Canada 3.125% 20151	18,160	18,568
Canadian Imperial Bank 2.75% 20161	4,150	4,160
DEPFA ACS Bank 5.125% 20371	5,000	3,370
Swedbank Hypotek AB 2.95% 20161	3,000	2,979
DnB NOR ASA 2.90% 20161	2,000	1,990
		273,793

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)4 — 0.77%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.63% 20362	11,087	7,704
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 5.786% 20362	4,737	3,580
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.344% 20372	16,430	11,701
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.455% 20372	16,194	12,118
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 2.715% 20342	14,438	13,573
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.593% 20372	25,826	17,810
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	22,060	22,426
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20351,2	6,881	7,084
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20581,2	14,740	15,254
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	34,487	22,322
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 2.725% 20362	14,242	9,346
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 5.943% 20362	10,913	7,410
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.67% 20372	20,290	14,685
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	7,735	7,683
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,835	6,570
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.37% 20462	13,330	13,211
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.577% 20362	18,791	11,887
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	272	271
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	35	35
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,149	2,181
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	37	38
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,578	5,921
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20372	4,645	3,045
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,524	10,781
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.399% 20362	15,582	8,679
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.079% 20342	2,113	1,727
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.758% 20472	6,391	4,954
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.783% 20472	1,869	1,338
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 2.684% 20342	6,419	5,574
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.223% 20372	4,883	3,337
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.71% 20362	3,872	3,116
Banc of America Mortgage Securities Inc., Series 2003-I, Class 3-A1, 3.257% 20332	2,655	2,647
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,167	1,985
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.893% 20362	2,362	1,568
		261,561

Total mortgage-backed obligations		9,916,320

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 27.77%
U.S. Treasury 0.875% 2011	30,000	30,039
U.S. Treasury 1.125% 2011	100,000	100,629
U.S. Treasury 5.00% 2011	19,400	19,753
U.S. Treasury 0.50% 2012	8,245	8,228
U.S. Treasury 0.625% 2012	137,250	137,140
U.S. Treasury 1.00% 2012	158,620	159,689
U.S. Treasury 1.00% 2012	155,250	156,335
U.S. Treasury 1.125% 2012	50,400	50,804
U.S. Treasury 1.375% 2012	54,900	55,579
U.S. Treasury 1.875% 2012	2,400	2,443
U.S. Treasury 4.00% 2012	4,000	4,219
U.S. Treasury 4.50% 2012	15,000	15,622
U.S. Treasury 4.875% 2012	200,980	209,043
U.S. Treasury 0.625% 2013	400	399
U.S. Treasury 0.75% 2013	4,455	4,410
U.S. Treasury 1.125% 2013	388,550	390,493
U.S. Treasury 1.375% 2013	168,700	170,713
U.S. Treasury 1.375% 2013	17,900	18,114
U.S. Treasury 1.50% 2013	100,000	100,961
U.S. Treasury 2.00% 2013	14,400	14,736
U.S. Treasury 1.875% 201310	29,972	32,460
U.S. Treasury 2.75% 2013	50,000	51,914
U.S. Treasury 3.125% 2013	50,000	52,586
U.S. Treasury 3.375% 2013	71,550	75,513
U.S. Treasury 3.875% 2013	100,000	105,953
U.S. Treasury 4.25% 2013	485,808	523,419
U.S. Treasury 1.25% 2014	341,100	341,352
U.S. Treasury 1.75% 201411	56,750	57,572
U.S. Treasury 1.875% 2014	224,800	228,997
U.S. Treasury 2.00% 201410	31,669	34,547
U.S. Treasury 2.375% 2014	30,000	30,871
U.S. Treasury 1.25% 2015	15,000	14,508
U.S. Treasury 1.75% 2015	15,400	15,286
U.S. Treasury 1.625% 201510	100,122	108,691
U.S. Treasury 1.875% 2015	57,225	57,200
U.S. Treasury 1.875% 201510	84,902	93,559
U.S. Treasury 2.125% 2015	115,500	115,536
U.S. Treasury 4.25% 2015	100,000	109,781
U.S. Treasury 11.25% 2015	79,400	107,987
U.S. Treasury 2.00% 2016	104,115	103,366
U.S. Treasury 2.375% 2016	150,000	151,084
U.S. Treasury 2.50% 201610	21,806	24,782
U.S. Treasury 3.00% 2016	3,560	3,671
U.S. Treasury 3.25% 2016	50,000	52,271
U.S. Treasury 4.50% 2016	109,300	121,306
U.S. Treasury 5.125% 2016	66,500	75,779
U.S. Treasury 7.50% 2016	27,100	34,347
U.S. Treasury 1.875% 2017	58,500	55,346
U.S. Treasury 2.50% 2017	171,800	169,969
U.S. Treasury 3.25% 2017	50,000	51,816
U.S. Treasury 4.25% 2017	25,000	27,260
U.S. Treasury 4.625% 2017	209,550	233,615
U.S. Treasury 8.75% 2017	25,000	33,787
U.S. Treasury 8.875% 2017	3,900	5,330
U.S. Treasury 2.625% 2018	15,000	14,792
U.S. Treasury 3.50% 2018	137,025	142,666
U.S. Treasury 3.75% 2018	387,300	406,967
U.S. Treasury 4.00% 2018	115,000	123,050
U.S. Treasury 2.125% 201910	7,692	8,599
U.S. Treasury 2.75% 2019	11,600	11,337
U.S. Treasury 8.125% 2019	25,000	34,344
U.S. Treasury 2.625% 2020	58,566	54,658
U.S. Treasury 3.50% 2020	37,550	38,062
U.S. Treasury 3.625% 2020	214,675	220,536
U.S. Treasury 8.50% 2020	800	1,130
U.S. Treasury 8.75% 2020	20,925	30,156
U.S. Treasury 3.625% 2021	116,695	118,364
U.S. Treasury 8.00% 2021	16,200	22,631
U.S. Treasury 7.125% 2023	103,050	136,718
U.S. Treasury 7.50% 2024	26,500	36,578
U.S. Treasury 6.875% 2025	180,450	237,573
U.S. Treasury 7.625% 2025	6,500	9,079
U.S. Treasury 6.00% 2026	40,400	49,200
U.S. Treasury 6.125% 2027	40,000	49,425
U.S. Treasury 6.25% 2030	7,925	9,991
U.S. Treasury 4.50% 2036	318,207	321,440
U.S. Treasury 4.375% 2038	65	64
U.S. Treasury 4.50% 2038	16,600	16,654
U.S. Treasury 3.50% 2039	45,000	37,740
U.S. Treasury 4.25% 2039	240,890	231,141
U.S. Treasury 4.375% 2039	25,000	24,463
U.S. Treasury 4.50% 2039	207,885	207,902
U.S. Treasury 3.875% 2040	158,150	141,557
U.S. Treasury 4.25% 2040	36,800	35,198
U.S. Treasury 4.375% 2040	64,400	62,976
U.S. Treasury 4.625% 2040	455,850	464,931
U.S. Treasury 4.75% 2041	16,500	17,152
Fannie Mae 0.625% 2012	83,000	83,012
Fannie Mae, Series 2, 1.25% 2012	62,100	62,686
Fannie Mae 1.75% 2013	125,000	127,349
Fannie Mae 2.50% 2014	7,250	7,476
Fannie Mae 5.375% 2016	10,420	11,870
Freddie Mac 5.25% 2011	20,000	20,304
Freddie Mac 1.125% 2012	23,950	24,145
Freddie Mac 1.75% 2012	50,000	50,769
Freddie Mac 2.125% 2012	20,000	20,420
Freddie Mac 2.50% 2014	37,000	38,165
Freddie Mac 3.00% 2014	75,000	78,443
Freddie Mac 5.50% 2016	14,580	16,671
Federal Home Loan Bank 1.75% 2012	69,000	70,170
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	53,074
Federal Home Loan Bank 3.625% 2013	75,000	79,580
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.309% 20122	11,020	11,030
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.313% 20122	50,000	50,045
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,352
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,217
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	25,050	25,680
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	52,500	53,724
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,777
CoBank ACB 7.875% 20181	23,615	26,554
CoBank ACB 0.91% 20221,2	41,365	34,957
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	27,500	27,950
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	32,500	33,282
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,774
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,342
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,146
Tennessee Valley Authority 5.25% 2039	13,750	14,399
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,903
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,177
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,432
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,292
Federal Agricultural Mortgage Corp. 5.125% 20171	5,000	5,432
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,396
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,768
		9,459,647

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.70%
Polish Government, Series 0414, 5.75% 2014	PLN58,696	20,931
Polish Government 3.875% 2015	$7,805	7,928
Polish Government, Series 1017, 5.25% 2017	PLN255,245	86,528
Polish Government 6.375% 2019	$71,575	80,002
South Korean Government, Series 1303, 5.25% 2013	KRW31,498,750	29,585
South Korean Government 4.25% 2014	29,650,000	27,248
South Korean Government 4.75% 2014	48,640,000	45,357
South Korean Government 5.00% 2014	11,870,000	11,166
South Korean Government 5.75% 2014	$21,100	23,021
South Korean Government 5.25% 2015	KRW28,330,000	27,151
South Korean Government 5.50% 2017	10,100,000	9,866
United Mexican States Government, Series MI10, 9.50% 2014	MXN262,800	24,231
United Mexican States Government, Series M10, 7.25% 2016	282,000	24,019
United Mexican States Government 3.50% 201710	235,145	20,509
United Mexican States Government Global 5.95% 2019	$5,170	5,788
United Mexican States Government, Series M20, 10.00% 2024	MXN549,800	54,724
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	2,827
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	13,460
United Mexican States Government 4.00% 204010	133,852	10,897
Turkey (Republic of) 10.00% 201210	TRY29,971	20,928
Turkey (Republic of) 16.00% 2012	9,555	6,629
Turkey (Republic of) 10.00% 2013	13,350	8,823
Turkey (Republic of) 16.00% 2013	21,045	15,715
Turkey (Republic of) 10.00% 2015	13,000	8,668
Turkey (Republic of) 7.50% 2017	$5,725	6,670
Turkey (Republic of) 6.75% 2018	17,250	19,303
Turkey (Republic of) 5.625% 2021	8,000	8,200
Turkey (Republic of) 8.00% 2034	1,250	1,504
Turkey (Republic of) 6.75% 2040	9,300	9,695
Brazil (Federal Republic of) Global 0% 2011	BRL 9	5,631
Brazil (Federal Republic of) 6.00% 201510	7,803	4,867
Brazil (Federal Republic of) Global 12.50% 2016	30,400	21,227
Brazil (Federal Republic of) 10.00% 2017	28,515	15,463
Brazil (Federal Republic of) 6.00% 201710	66,199	41,348
Brazil (Federal Republic of) Global 8.00% 20184	$1,295	1,528
Brazil (Federal Republic of) Global 4.875% 2021	5,250	5,381
Brazil (Federal Republic of) Global 12.25% 2030	425	754
Brazil (Federal Republic of) Global 7.125% 2037	750	891
Malaysian Government, Series 0109, 2.509% 2012	MYR22,045	7,230
Malaysian Government, Series 509, 3.21% 2013	61,000	20,140
Malaysian Government, Series 3/03, 3.702% 2013	38,870	12,965
Malaysian Government, Series 204, 5.094% 2014	80,850	28,003
Malaysian Government, Series 0409, 3.741% 2015	63,870	21,268
Canadian Government 2.00% 2014	$ C83,205	84,787
Indonesia (Republic of), Series 23, 11.00% 2012	IDR 4,090,000	504
Indonesia (Republic of), Series 33, 12.50% 2013	8,710,000	1,107
Indonesia (Republic of), Series 20, 14.275% 2013	2,110,000	285
Indonesia (Republic of), Series 51, 11.25% 2014	1,260,000	161
Indonesia (Republic of) 9.50% 2015	28,000,000	3,451
Indonesia (Republic of), Series 30, 10.75% 2016	176,767,000	22,925
Indonesia (Republic of) 11.50% 2019	107,388,000	15,015
Indonesia (Republic of) 11.625% 2019	$10,254	14,766
Indonesia (Republic of) 5.875% 2020	6,800	7,285
Indonesia (Republic of) 5.875% 20201	6,200	6,642
Indonesia (Republic of) 7.75% 2038	10,500	12,626
Hungarian Government, Series 14/C, 5.50% 2014	HUF4,427,730	23,072
Hungarian Government, Series 17/B, 6.75% 2017	738,000	3,891
Hungarian Government, Series 19/A, 6.50% 2019	500,000	2,564
Hungarian Government 6.25% 2020	$46,840	47,820
Hungarian Government 6.375% 2021	4,060	4,079
Hungarian Government 7.625% 2041	2,430	2,447
Australia Government Agency-Guaranteed, National Australia Bank 0.803% 20141,2	25,000	25,038
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20141	50,550	52,187
Croatian Government 6.75% 20191	22,450	23,555
Croatian Government 6.75% 2019	19,650	20,617
Croatian Government 6.625% 2020	10,285	10,632
Croatian Government 6.625% 20201	8,580	8,870
Croatian Government 6.375% 20211	7,995	8,020
United Kingdom 3.75% 2019	£39,905	65,056
Russian Federation 5.00% 2020	$21,000	21,341
Russian Federation 7.50% 20304	31,841	37,365
Russian Federation 7.50% 20301,4	125	147
Colombia (Republic of) Global 12.00% 2015	COP39,750,000	27,199
Colombia (Republic of) Global 7.75% 2021	4,035,000	2,336
Colombia (Republic of) Global 9.85% 2027	12,551,000	8,116
Colombia (Republic of) Global 7.375% 2037	$13,600	16,218
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20121	7,250	7,435
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20141	23,005	23,617
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20141	20,000	21,017
Argentina (Republic of) 0.117% 20122,4	24,755	6,029
Argentina (Republic of) 7.00% 2015	9,345	8,813
Argentina (Republic of) 8.28% 20334,6	40,004	35,864
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	378
Argentina (Republic of) 1.18% 20384,10	10,537	860
Italian Government 4.25% 2013	€14,100	20,540
Italian Government 3.00% 2015	20,310	28,031
Japanese Government, Series 231, 1.30% 2011	¥50	1
Japanese Government, Series 296, 1.50% 2018	2,468,700	31,041
Japanese Government 2.40% 2038	1,342,250	16,903
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20121	$9,000	9,143
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20131	35,000	36,068
France Government Agency-Guaranteed, Société Finance 2.875% 20141	33,200	34,245
France Government Agency-Guaranteed, Société Finance 3.375% 20141	10,000	10,488
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20121	8,250	8,411
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20141	33,320	34,719
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20121	42,220	42,987
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR93,420	13,967
South Africa (Republic of), Series R-203, 8.25% 2017	67,720	9,931
South Africa (Republic of) 6.875% 2019	$3,515	4,099
South Africa (Republic of) 5.50% 2020	12,000	12,765
South Africa (Republic of) 6.25% 2041	1,855	1,921
German Government 4.25% 2014	€6,660	10,044
German Government, Series 05, 3.25% 2015	4,590	6,708
German Government 3.75% 2019	2,060	3,037
German Government, Series 9, 3.25% 2020	12,210	17,300
Israeli Government, Series 2683, 6.50% 2016	ILS59,300	18,350
Israeli Government 5.50% 2017	63,060	18,653
New South Wales Treasury Corp., Series 19, 6.00% 2019	$ A33,350	35,053
Uruguay (Republic of) 5.00% 201810	UYU535,969	33,361
Uruguay (Republic of) 7.625% 20364	$1,250	1,500
Venezuela (Republic of) 8.50% 2014	245	225
Venezuela (Republic of) 7.65% 2025	985	603
Venezuela (Republic of) 9.25% 2027	31,745	23,571
Venezuela (Republic of) 9.25% 2028	11,160	7,617
Irish Government 4.00% 2014	€3,965	4,825
Irish Government 4.40% 2019	12,235	12,101
Irish Government 5.00% 2020	10,335	10,244
Peru (Republic of) 8.75% 2033	$8,226	11,085
Peru (Republic of) 6.55% 20374	14,200	15,443
Europe Government Agency-Guaranteed, Dexia Credit Local 0.553% 20121,2	25,000	24,928
Philippines (Republic of) 6.375% 2034	15,500	16,391
Philippines (Republic of) 6.25% 2036	PHP326,000	7,116
Iraq (Republic of) 5.80% 20284	$25,300	23,339
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20121	21,750	22,290
Province of Ontario, Series 1, 1.875% 2012	17,375	17,678
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20121	15,000	15,314
Egypt (Arab Republic of) 11.50% 2011	EGP30,000	5,070
Egypt (Arab Republic of) 11.55% 2013	61,000	9,946
Lithuania (Republic of) 6.75% 2015	$3,890	4,240
Lithuania (Republic of) 6.125% 20211	7,250	7,439
Bermudan Government 5.603% 20201	6,000	6,357
Bermudan Government 5.603% 2020	3,940	4,174
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20131	11,200	10,418
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,262
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,725
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	8,873
Dominican Republic 9.50% 20111,4	234	241
Dominican Republic 9.04% 20181,4	4,481	4,974
Dominican Republic 7.50% 20211,4	3,500	3,579
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20141	8,000	7,925
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20141	7,000	7,365
Panama (Republic of) Global 7.25% 2015	2,275	2,656
Panama (Republic of) Global 7.125% 2026	300	357
Panama (Republic of) Global 8.875% 2027	250	339
Panama (Republic of) Global 9.375% 2029	340	481
Panama (Republic of) Global 6.70% 20364	2,159	2,434
Gabonese Republic 8.20% 2017	5,300	6,228
El Salvador (Republic of) 7.375% 2019	4,800	5,215
Province of Buenos Aires 10.875% 20211,4	1,500	1,409
Guatemala (Republic of) 10.25% 20111	1,000	1,051
LCR Finance PLC 5.10% 2051	£165	298
		2,284,298

ASSET-BACKED OBLIGATIONS4 — 1.40%
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20121	$596	603
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20121	1,460	1,462
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20121	6,581	6,602
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20131	8,345	8,457
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20131	7,724	7,854
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20141	11,905	12,159
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20141	16,194	16,630
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20141	12,400	12,756
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20171	20,000	19,957
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.305% 20151,2	31,000	30,973
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20211	31,593	29,911
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20141	9,000	9,434
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20161	17,500	19,126
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	5,989	6,173
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	1,718	1,720
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	862	882
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.68% 20272	182	164
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	934	977
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,307
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	707	662
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,842	1,847
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,195
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,365	11,381
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	7,215	7,298
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,328
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20231,8	21,569	17,902
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.285% 20132	9,650	9,604
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.285% 20142	8,026	8,004
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	17,395	16,917
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	11,258	11,444
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	3,548	3,647
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	3,517	3,552
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	10,758	10,896
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.045% 20342	18,163	14,239
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	3,347	3,401
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	7,019	7,414
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,234
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20141	13,633	13,937
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.675% 20152	10,000	9,865
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	1,751	1,771
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	898	934
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	2,949	3,119
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.705% 20332	3,799	3,592
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	8,172	8,547
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.38% 20262	562	427
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.38% 20292	9,319	7,394
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	8,096	7,811
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	5,887	6,189
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,486	5,809
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.87% 20352	6,500	5,419
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	740	758
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	3,367	3,613
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.005% 20332	808	505
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	4,626	4,645
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	4,026	3,756
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,876	1,925
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,502	1,427
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	2,961	3,109
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	2,500	2,499
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,452
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,392
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.405% 20372	2,960	2,181
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A-2, 0.84% 2014	2,000	1,999
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20352	684	672
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.38% 20362	1,555	1,168
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20391	£1,160	1,780
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	$1,478	1,481
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.41% 20372	1,302	1,014
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20362	1,428	474
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20372	2,000	337
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	602	541
		475,654

MUNICIPALS — 0.40%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	22,295	24,523
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,410	2,656
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	24,988
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	16,739
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	17,346	14,709
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	12,660
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	12,001
State of Louisiana, Parish of St. John the Baptist, Revenue Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	8,200	7,552
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,286
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds
(Federally Taxable-Issuer Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	6,259
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	5,989
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Revenue Bonds
(Build America Bonds-Direct Payment), Taxable Series 2010-B, 6.395% 2040	1,000	964
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	132
		135,458

Total bonds & notes (cost: $31,670,331,000)		32,565,655

	Principal amount	Value
Convertible securities — 0.04%	(000)	(000)

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500	$12,406
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	2,963	3,070

Total convertible securities (cost: $11,834,000)		15,476

Preferred securities — 0.43%

FINANCIALS — 0.42%
QBE Capital Funding II LP 6.797%1,2	36,255	32,450
AXA SA, Series B, 6.379%1,2	35,730	31,978
BNP Paribas 7.195%1,2	24,600	23,862
Catlin Insurance Ltd. 7.249%1,2	16,375	15,556
HVB Funding Trust III 9.00% 20311	13,696	13,491
XL Capital Ltd., Series E, 6.50%2	10,000	9,275
PNC Preferred Funding Trust I 6.517%1,2	10,700	8,973
SMFG Preferred Capital GBP 2 Ltd. 10.231%2	3,100	5,818
Barclays Bank PLC 7.434%1,2	1,500	1,508
		142,911

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%1,2	5,000	3,375

Total preferred securities (cost: $134,598,000)		146,286

Common stocks — 0.04%	Shares

CONSUMER DISCRETIONARY — 0.04%
American Media, Inc.8,9,12	453,779	7,602
Cooper-Standard Holdings Inc.1,12	60,544	2,634
Cooper-Standard Holdings Inc.1,12	24,906	1,083
		11,319

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc.12	35,819	940

INDUSTRIALS— 0.00%
Atrium Corp.8,9,12	985	89

Total common stocks (cost: $11,276,000)		12,348

		Value
Warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 201512	47,929	$635

CONSUMER DISCRETIONARY — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20171,12	5,096	130

Total warrants (cost: $11,356,000)		765

	Principal amount
Short-term securities — 4.70%	(000)

Freddie Mac 0.16%–0.25% due 5/17–12/14/2011	$251,050	250,801
Coca-Cola Co. 0.16%–0.24% due 4/12–8/1/20111	243,500	243,384
Jupiter Securitization Co., LLC 0.16%–0.28% due 4/7–8/1/20111	213,000	212,951
Fannie Mae 0.15%–0.20% due 8/22-10/3/2011	195,600	195,443
U.S. Treasury Bills 0.151%–0.175% due 7/14/2011–2/9/2012	116,025	115,905
Wal-Mart Stores, Inc. 0.15% due 4/13/20111	113,352	113,346
Johnson & Johnson 0.19%–0.20% due 5/11–8/10/20111	77,600	77,556
Straight-A Funding LLC 0.24% due 6/7/20111	75,000	74,961
Federal Home Loan Bank 0.12%–0.21% due 4/15–7/8/2011	71,100	71,080
Bank of America Corp. 0.18% due 4/13/2011	70,000	69,995
Abbott Laboratories 0.14%–0.15% due 4/25–5/31/20111	64,000	63,990
John Deere Capital Corp. 0.17% due 4/20/20111	43,000	42,996
John Deere Credit Ltd. 0.20% due 4/1/20111	16,400	16,400
Procter & Gamble Co. 0.18% due 6/10/20111	52,300	52,280

Total short-term securities (cost: $1,601,106,000)		1,601,088

Total investment securities (cost: $33,440,501,000)		34,341,618
Other assets less liabilities		(271,914)

Net assets		$34,069,704

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,762,317,000, which represented 13.98% of the net assets of the fund.
2Coupon rate may change periodically.
3Scheduled interest and/or principal payment was not received.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $233,969,000, which represented .69% of the net assets of the fund.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Step bond; coupn rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $117,795,000, which represented .35% of the net assets of the fund.
9Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$5,893	$7,802	.03%
American Media, Inc.	11/17/2010	7,602	7,602	.02
Atrium Corp.	4/30/2010	89	89	.00

Total restricted securities		$13,584	$15,493	.05%

10Index-linked bond whose principal amount moves with a government price index.
11All or a portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $2,945,000, which represented less than .01% of the net assets of the fund.
12Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of March 31, 2011, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)

					Unrealized
			Contract amount		depreciation
	Settlement date	Counterparty	Receive	Deliver	at 3/31/2011

Sales:
Brazilian reais	4/11/2011	JPMorgan Chase	$35,529	BRL58,800	$(406)
British pounds	5/16/2011	UBS AG	$53,757	£33,640	(177)
Danish kroner	5/10/2011	UBS AG	$46,741	DKr256,085	(1,867)
Euros	4/6/2011	JPMorgan Chase	$57,816	€43,270	(3,275)
Euros	4/12/2011	HSBC Bank	$20,228	€14,830	(785)
Euros	4/12/2011	Barclays Bank PLC	$36,586	€28,230	(3,415)
Euros	4/15/2011	Bank of New York Mellon	$1,942	€1,500	(184)
Euros	4/18/2011	Barclays Bank PLC	$1,287	€925	(23)
Euros	5/18/2011	HSBC Bank	$35,305	€25,330	(559)
Euros	5/24/2011	UBS AG	$54	€40	(2)
Euros	5/24/2011	JPMorgan Chase	$102	€75	(4)
Euros	5/25/2011	HSBC Bank	$343	€250	(11)
Euros	6/8/2011	JPMorgan Chase	$1,394	€1,000	(21)
Euros	6/15/2011	UBS AG	$60,005	€43,640	(1,746)
Euros	6/16/2011	UBS AG	$5,050	€3,625	(80)
Euros	6/29/2011	Barclays Bank PLC	$46,827	€33,140	(53)
Hungarian forints	6/10/2011	HSBC Bank	$16,786	HUF3,332,855	(812)
Israeli shekels	4/5/2011	HSBC Bank	$5,036	ILS18,300	(221)
Polish zloty	6/15/2011	UBS AG	$3,893	PLN11,500	(130)

Forward currency contracts – net					$(13,771)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Bonds & notes:
Corporate bonds & notes	$—	$10,253,600	$40,678	$10,294,278
Mortgage-backed obligations	—	9,874,708	41,612	9,916,320
Bonds & notes of U.S. government & government agencies	—	9,459,647	—	9,459,647
Bonds & notes of governments & government agencies outside the U.S.	—	2,284,298	—	2,284,298
Asset-backed obligations	—	457,752	17,902	475,654
Municipals	—	135,458	—	135,458
Convertible securities	—	15,476	—	15,476
Preferred securities	146,286	—	—	146,286
Common stocks	4,657	—	7,691	12,348
Warrants	765	—	—	765
Short-term securities	—	1,601,088	—	1,601,088
Total	$151,708	$34,082,027	$107,883	$34,341,618

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized depreciation on open forward currency contracts	$—	$(13,771)	$—	$(13,771)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning value at 1/1/2011	Transfers into Level 3†	Purchases	Unrealized appreciation	Transfers out of Level 3†	Sales	Net realized gain	Ending value at 3/31/2011

Investment securities	$74,518	$39,472	$169	$133	$(192)	$(6,243)	$26	$107,883

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):								$101

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,156,216
Gross unrealized depreciation on investment securities	(321,695)
Net unrealized appreciation on investment securities	834,521
Cost of investment securities for federal income tax purposes	33,507,097

Key to abbreviations and symbols

ARS = Argentine pesos	EGP = Egyptian pounds	¥ = Japanese yen	TRY = Turkish liras
A$ = Australian dollars	€ = Euros	KRW = South Korean won	UYU = Uruguayan pesos
BRL = Brazilian reais	£ = British pounds	MXN = Mexican pesos	ZAR = South African rand
C$ = Canadian dollars	HUF = Hungarian forints	MYR = Malaysian ringgits
COP = Colombian pesos	IDR = Indonesian rupiah	PHP = Philippine pesos
DKr = Danish kroner	ILS = Israeli shekels	PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0511O-S25583

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 27, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 27, 2011